UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	11.26%	8.77%	5.06%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.10% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first six months of SMALLCAP World Fund’s current fiscal year saw geopolitical instability create volatility in global markets, during which time small-capitalization stocks saw reduced returns. Nonetheless, the fund produced a total return of 5.91% for the period. This includes a dividend of 16 cents a share paid on December 21, 2016.

By way of comparison, the MSCI All Country World Small Cap Index — an unmanaged index of global small-cap equities that does not include fees or expenses — returned 7.90% for the same period, while the Lipper Global Small-/Mid-Cap Funds Average, a peer group measure, returned 7.65%.

Over longer periods, the fund met or surpassed the returns of both these benchmarks, which is consistent with our long-term approach to investing. That approach was recognized by Lipper; for the fifth consecutive year, the fund’s R-5 shares1 received the Best Fund Over 10 Years award for Global Small-/Mid-Cap Funds. The award was based on historical risk adjusted returns for the 10-year period through November 2016, relative to peers. In calculating the award, Lipper considered all open-end funds registered for sale in the United States in qualifying classifications with at least 36 months of history as of the end of the calendar year.

Market overview

The first half of the fund’s fiscal year saw positive economic activity around much of the globe. Unemployment in the United States fell to 4.5% in March, the lowest level

[1]	R-5 shares are available only through retirement plans. They are sold without a sales load and contain no 12b-1 fees.

Results at a glance

For periods ended March 31, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 4/30/90)

SMALLCAP World Fund (Class A shares)	5.91%	18.06%	10.06%	5.68%	9.55%
MSCI All Country World Small Cap Index*	7.90	17.50	9.72	5.68	—
Lipper Global Small-/Mid-Cap Funds Average†	7.65	18.36	9.31	4.76	9.06

*	Source: MSCI. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The market index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not available.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

SMALLCAP World Fund	1

since May 2007. Gross domestic product rose 2.1% annualized in the fourth quarter of 2016 — lower than expected but still the 11th straight quarter of growth. Overseas, unemployment fell throughout much of the European Union and Japan, while economic activity continued to increase modestly in both areas. Economic growth was also seen in China and other developing nations.

The Federal Reserve raised interest rates in March, a signal that the Fed believes the U.S. economy remains on sound footing. This is also reflected in corporate earnings, which generally were positive during the period.

The domestic equity market surged in the wake of the 2016 election, with investors appearing to welcome the potential of fewer regulations and lower taxes. Broader European and Asian markets also posted gains for the period. With geopolitical instability increasing during the latter half of the six-month period, however, we saw a general move away from small company shares.

The fund’s holdings

As of March 31, the fund had roughly 42.4% of its assets in domestic equities, a slight increase from a year ago, and while this was less than the MSCI All Country World Small Cap Index, the fund’s U.S. holdings were additive to returns for the period. The fund’s holdings in euro-zone shares and companies from Pacific nations (except Japan) were likewise lower than that of the index, but ultimately helped returns. The fund’s holdings in Japanese and U.K. companies weighed against the fund’s returns.

Among sectors during the period, shares of financials, industrials and consumer discretionary companies all aided the fund’s return. However, the fund’s overall return was hampered by holdings in utilities and energy. Top holdings Incyte and

Where the fund’s assets are invested (by country of domicile)

	As of March 31, 2017	Percent of net assets
■	United States	42.4%
■	Asia & Pacific Basin	21.4
■	Europe	19.9
■	Other (including Canada & Latin America)	6.8
■	Short-term securities & other assets less liabilities	9.5

	As of September 30, 2016	Percent of net assets
■	United States	41.2%
■	Asia & Pacific Basin	23.4
■	Europe	21.0
■	Other (including Canada & Latin America)	6.9
■	Short-term securities & other assets less liabilities	7.5

2	SMALLCAP World Fund

Domino’s Pizza provided some of the biggest boosts to results; however, Molina Healthcare and mobile and e-commerce service provider DeNA were drags on returns for the period.

The fund kept roughly 9.5% of the portfolio in cash at the end of the period, down from 10% a year ago. The fund’s managers often keep cash on hand to help reduce volatility and to take advantage of market fluctuations by allowing the purchase of new shares at lower prices. Each individual portfolio manager determines how much cash he or she wishes to have on hand.

Looking ahead

Currently, we continue to see potential investment opportunities for the fund in markets around the world. We are enthusiastic about the continued deregulatory trend in the United States, which may make it easier for new companies to go to market, and we’ve seen the potential for increased initial public offering activity.

That said, we believe that valuations on U.S. equities remain elevated, and that can affect how and when we invest in domestic small-cap shares. Nonetheless, we continue to find investment opportunities at reasonable prices through our intensive research efforts. Overseas, we see more attractive prices, and we would note that, during times of uncertainty, we have found geographic diversity to be beneficial to the fund overall.

Still, there are many areas of geopolitical uncertainty around the globe, from the war in Syria and potential conflict with North Korea to the coming European elections and the United Kingdom’s exit from the European Union. Domestically, uncertainty around the current administration’s agenda and ability to implement it may weigh on markets over the short term.

With all that said, our analysts continue to find potential investments around the world — disruptive companies with the potential to change industries and benefit our shareholders. The portfolio currently holds roughly 700 stocks diversified across industries and geographies. We believe in long-term investing, and we encourage you to take a similar view with regard to your personal holdings. We thank you for your continued investment in the fund, and the trust you’ve placed in us. We look forward to reporting to you again in six months.

Cordially,

Jonathan Knowles	Gregory W. Wendt
Vice Chairman of the Board	President

May 11, 2017

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	3

Summary investment portfolio March 31, 2017	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	42.35%
United Kingdom	7.65
Euro zone*	7.51
Japan	5.51
India	5.09
Canada	3.16
China	2.62
Taiwan	2.07
Sweden	2.04
Other countries	12.54
Short-term securities & other assets less liabilities	9.46
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, Slovenia and Spain.

Common stocks 90.04%	Shares	Value (000)
Consumer discretionary 17.37%
Domino’s Pizza, Inc.	2,018,269	$371,967
Lions Gate Entertainment Corp., Class A1	4,528,393	120,274
Lions Gate Entertainment Corp., Class B1,2	4,281,629	104,386
GVC Holdings PLC[1]	21,840,894	200,718
Dollarama Inc.	2,005,000	166,162
Seria Co., Ltd.	3,331,848	143,653
SeaWorld Entertainment, Inc.[1]	6,347,326	115,966
Ted Baker PLC[1]	3,340,342	115,509
ASOS PLC[2]	1,491,741	112,981
Other securities		4,125,508
		5,577,124

Health care 14.65%
Incyte Corp.[2]	2,267,377	303,079
GW Pharmaceuticals PLC (ADR)[1,2]	1,851,400	223,908
Molina Healthcare, Inc.[1,2]	4,434,000	202,190
bluebird bio, Inc.[1,2]	2,075,607	188,673

4	SMALLCAP World Fund

		Value
	Shares	(000)
Insulet Corp.[1,2]	3,566,000	$153,659
Kite Pharma, Inc.[2]	1,948,462	152,935
NuVasive, Inc.[2]	2,034,845	151,962
China Biologic Products, Inc.[2]	1,356,097	135,786
Centene Corp.[2]	1,709,439	121,815
Glaukos Corp.[1,2]	2,340,000	120,042
Teladoc, Inc.[1,2]	4,249,281	106,232
Intuitive Surgical, Inc.[2]	135,000	103,473
Other securities		2,741,061
		4,704,815

Information technology 13.89%
Qorvo, Inc.[2]	3,884,370	266,312
AAC Technologies Holdings Inc.	17,490,500	204,692
Vanguard International Semiconductor Corp.[1]	83,546,386	159,149
Paycom Software, Inc.[2]	2,701,823	155,382
RingCentral, Inc., Class A2	4,644,000	131,425
Finisar Corp.[2]	4,607,000	125,955
DeNA Co., Ltd.	6,132,010	124,425
ZPG PLC[1]	26,498,395	120,515
Inphi Corp.[1,2]	2,459,199	120,058
Zebra Technologies Corp., Class A2	1,129,300	103,049
Other securities		2,947,910
		4,458,872

Industrials 11.39%
Kirby Corp.[2]	2,065,000	145,686
Oshkosh Corp.	1,979,000	135,740
MonotaRO Co., Ltd.	4,374,300	135,162
Loomis AB, Class B	4,019,042	127,201
ITT Inc.	2,833,879	116,246
King Slide Works Co., Ltd.[1]	7,623,765	109,297
NIBE Industrier AB, Class B	13,234,285	105,822
Other securities		2,783,795
		3,658,949

Financials 10.55%
Kotak Mahindra Bank Ltd.	18,697,040	251,137
Essent Group Ltd.[1,2]	5,042,535	182,388
Validus Holdings, Ltd.	3,033,000	171,031
Financial Engines, Inc.[1]	3,137,000	136,616
MarketAxess Holdings Inc.	660,000	123,743
SVB Financial Group[2]	652,500	121,424
Indiabulls Housing Finance Ltd.	7,725,000	118,697
Webster Financial Corp.	2,315,699	115,878
Bajaj Finance Ltd.	6,087,160	109,782
First Republic Bank	1,141,825	107,115
VZ Holding AG	373,750	102,612
Other securities		1,847,893
		3,388,316

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.08%
Emmi AG1	270,100	$184,040
Raia Drogasil SA, ordinary nominative	7,527,574	141,073
Pinnacle Foods Inc.	2,389,050	138,254
Lion Corp.	7,637,000	137,333
Other securities		1,031,871
		1,632,571

Materials 4.72%
James Hardie Industries PLC (CDI)	6,855,000	107,730
Lundin Mining Corp.	18,425,000	103,774
Supreme Industries Ltd.	5,961,479	100,313
Platform Specialty Products Corp.[2]	7,682,510	100,026
Other securities		1,104,603
		1,516,446

Energy 4.34%
U.S. Silica Holdings, Inc.	3,387,071	162,546
Centennial Resource Development, Inc., Class A2,4	5,715,000	104,184
Centennial Resource Development, Inc., Class A2,3,4	1,566,954	27,851
Centennial Resource Development, Inc., Class A2	262,782	4,791
Diamondback Energy, Inc.[2]	1,030,950	106,925
Other securities		985,682
		1,391,979

Real estate 1.52%
MGM Growth Properties LLC REIT, Class A1	3,778,487	102,208
WHA Corp. PCL[1,2]	1,096,328,900	100,181
Other securities		286,396
		488,785

Other 1.63%
Other securities		523,452

Miscellaneous 4.90%
Other common stocks in initial period of acquisition		1,572,441

Total common stocks (cost: $20,280,601,000)		28,913,750

Preferred securities 0.00%
Consumer staples 0.00%
Other securities		119

Total preferred securities (cost: $185,000)		119

Rights & warrants 0.02%
Other 0.02%
Other securities		6,502

Total rights & warrants (cost: $2,491,000)		6,502

6	SMALLCAP World Fund

Convertible stocks 0.30%	Shares	Value (000)
Other 0.30%
Other securities		$95,284

Total convertible stocks (cost: $108,412,000)		95,284

Bonds, notes & other debt instruments 0.18%	Principal amount (000)
Other bonds & notes 0.18%
Other securities		56,907

Total bonds, notes & other debt instruments (cost: $54,267,000)		56,907

Short-term securities 9.33%
American Honda Finance Corp. 0.90%–0.95% due 4/21/2017–6/19/2017	$110,900	110,767
Bank of Montreal 1.07%–1.08% due 4/10/2017–4/18/2017	150,000	149,952
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.88% due 4/7/2017	8,100	8,099
BMW U.S. Capital LLC 0.73%–0.84% due 4/10/2017–6/12/2017[4]	114,000	113,871
Federal Home Loan Bank 0.52%–0.80% due 4/7/2017–7/26/2017	735,400	734,731
Gotham Funding Corp. 0.82%–0.83% due 4/5/2017–4/13/2017[4]	95,000	94,979
Hydro-Québec 0.85%–0.88% due 5/4/2017–6/1/2017[4]	125,000	124,841
Mizuho Bank, Ltd. 1.05%–1.11% due 6/2/2017–6/12/2017[4]	150,000	149,737
Victory Receivables Corp. 0.80%–1.00% due 4/3/2017–4/19/2017[4]	120,000	119,965
Other securities		1,391,323

Total short-term securities (cost: $2,998,316,000)		2,998,265
Total investment securities 99.87% (cost: $23,444,272,000)		32,070,827
Other assets less liabilities 0.13%		42,325

Net assets 100.00%		$32,113,152

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with aggregate value of $123,211,000, an aggregate cost of $126,971,000, and which represented .38% of the net assets of the fund) were acquired from 12/3/2013 to 5/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $3,309,000, which represented .01% of the net assets of the fund.

SMALLCAP World Fund	7

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 3/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD25,578	CAD34,000	UBS AG	4/5/2017	$10
USD14,368	EUR13,568	Barclays Bank PLC	4/7/2017	(110)
USD14,863	JPY1,700,000	HSBC Bank	4/11/2017	(413)
USD42,946	GBP34,459	Citibank	4/20/2017	(248)
USD11,673	EUR11,023	HSBC Bank	4/21/2017	(97)
USD51,391	GBP42,055	Citibank	4/21/2017	(1,325)
USD47,879	JPY5,303,225	JPMorgan Chase	4/24/2017	198
USD56,204	EUR52,620	Citibank	4/26/2017	3
USD13,183	GBP10,590	Barclays Bank PLC	4/27/2017	(94)
USD40,345	AUD53,150	HSBC Bank	4/27/2017	(242)
USD39,561	GBP32,000	JPMorgan Chase	4/28/2017	(558)
USD10,154	EUR9,634	JPMorgan Chase	5/8/2017	(141)
USD6,035	JPY669,165	UBS AG	5/10/2017	14
USD30,491	GBP24,400	Bank of America, N.A.	5/10/2017	(109)
USD48,149	GBP38,626	UBS AG	5/10/2017	(291)
USD8,542	GBP7,000	HSBC Bank	5/11/2017	(237)
				$(3,640)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2017, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Lions Gate Entertainment Corp., Class A	—	4,528,393	—	4,528,393
Lions Gate Entertainment Corp., Class B2	—	4,528,393	246,764	4,281,629
Lions Gate Entertainment Corp.	7,751,786	1,305,000	9,056,786	—
GW Pharmaceuticals PLC (ADR)[2]	1,976,400	—	125,000	1,851,400
Molina Healthcare, Inc.[2]	4,526,000	91,000	183,000	4,434,000
GVC Holdings PLC	19,280,894	2,560,000	—	21,840,894
bluebird bio, Inc.[2]	1,619,352	583,255	127,000	2,075,607
Emmi AG	270,100	—	—	270,100
Essent Group Ltd.[2]	4,177,925	864,610	—	5,042,535
Vanguard International Semiconductor Corp.	83,546,386	—	—	83,546,386
Insulet Corp.[2]	3,921,000	145,000	500,000	3,566,000
Financial Engines, Inc.	3,137,000	—	—	3,137,000
ZPG PLC[5]	23,652,006	2,846,389	—	26,498,395
Inphi Corp.[2]	2,459,199	838,000	838,000	2,459,199
Glaukos Corp.[2]	1,706,070	633,930	—	2,340,000
SeaWorld Entertainment, Inc.[6]	2,803,625	3,543,701	—	6,347,326
Ted Baker PLC	3,340,342	—	—	3,340,342
King Slide Works Co., Ltd.	7,623,000	765	—	7,623,765
Teladoc, Inc.[2]	3,295,269	954,012	—	4,249,281
MGM Growth Properties LLC REIT, Class A	3,311,387	467,100	—	3,778,487
WHA Corp. PCL[2]	1,081,018,900	15,310,000	—	1,096,328,900

8	SMALLCAP World Fund

	Beginning			Ending
	shares	Additions	Reductions	shares
WHA Corp. PCL, warrants, expire 2020[2]	6,909,830	—	—	6,909,830
CONMED Corp.	2,141,654	—	126,654	2,015,000
CenterState Banks, Inc.	2,758,399	630,000	—	3,388,399
eMemory Technology Inc.	6,146,000	—	—	6,146,000
Entertainment One Ltd.	25,150,631	2,500,000	—	27,650,631
Bravida Holding AB	5,545,792	6,023,668	—	11,569,460
Bravida Holding AB	—	1,445,000	—	1,445,000
Bravida Holding AB3	6,000,000	—	6,000,000	—
zooplus AG, non-registered shares[2]	558,778	—	—	558,778
Continental Building Products, Inc.[2]	3,330,700	—	—	3,330,700
Genomma Lab Internacional, SAB de CV, Series B2	67,483,000	—	—	67,483,000
POYA International Co., Ltd.	6,735,908	—	—	6,735,908
Taiwan Paiho Ltd.	22,578,000	—	—	22,578,000
Iridium Communications Inc.[2]	6,008,616	1,065,384	—	7,074,000
Iridium Communications Inc., Series A, convertible preferred[4]	60,000	—	—	60,000
Sleep Country Canada Holdings Inc.	3,011,253	—	—	3,011,253
Jin Co., Ltd.	1,608,000	—	227,000	1,381,000
Globant SA2	2,717,510	34,000	782,000	1,969,510
Evolution Gaming Group AB	1,943,200	—	—	1,943,200
TechnoPro Holdings, Inc.	2,125,000	100,000	400,000	1,825,000
Sirius Minerals PLC[2]	179,676,660	67,690,900	—	247,367,560
Flexion Therapeutics, Inc.[2]	1,723,051	765,949	—	2,489,000
Vitrolife AB	1,387,559	—	—	1,387,559
Talend SA (ADR)[2,6]	787,500	1,376,555	—	2,164,055
Quotient Technology Inc.[2]	6,711,613	—	—	6,711,613
Beauty Community PCL	217,500,000	34,500,000	43,500,000	208,500,000
Milbon Co., Ltd.	535,000	662,000	—	1,197,000
Strayer Education, Inc.	—	721,105	—	721,105
Tele Columbus AG2	6,696,000	—	—	6,696,000
CCL Products (India) Ltd.	9,479,102	1,163,071	—	10,642,173
Scapa Group PLC[6]	4,000,000	8,183,326	—	12,183,326
Tailored Brands, Inc.	—	3,519,000	—	3,519,000
Purplebricks Group PLC[2,6]	4,295,000	9,448,065	—	13,743,065
Adaptimmune Therapeutics PLC (ADR)[2]	4,601,000	2,927,000	735,300	6,792,700
Natera, Inc.[2]	4,099,803	90,806	—	4,190,609
RIB Software AG	2,904,993	—	142,553	2,762,440
Lands’ End, Inc.[2]	1,504,000	150,000	—	1,654,000
istyle Inc.	3,832,900	308,600	—	4,141,500
Trupanion, Inc.[2]	2,290,500	49,800	—	2,340,300
CryoLife, Inc.[6]	1,093,598	795,388	—	1,888,986
Actua Corp[2]	2,602,000	—	367,947	2,234,053
XP Power Ltd.	1,140,000	—	—	1,140,000
Monash IVF Group Ltd.	18,520,000	300,000	—	18,820,000
Tidewater Midstream and Infrastructure Ltd.	12,444,000	11,890,000	—	24,334,000
Tidewater Midstream and Infrastructure Ltd.	4,490,000	—	4,490,000	—
Stock Spirits Group PLC	14,404,674	—	4,068,200	10,336,474
KEYW Holding Corp.[2]	2,836,400	—	300,000	2,536,400
Hostelworld Group PLC	—	7,645,662	—	7,645,662
ShoreTel, Inc.[2]	—	3,672,000	—	3,672,000
MagnaChip Semiconductor Corp.[2]	2,355,000	—	—	2,355,000
Zegona Communications PLC	12,305,654	—	—	12,305,654
CardConnect Corp.[2]	—	1,485,800	—	1,485,800
CardConnect Corp., warrants, expire 2021[2]	—	415,000	—	415,000
Virtus Health Ltd.	4,603,000	—	—	4,603,000

SMALLCAP World Fund	9

Investments in affiliates (continued)

	Beginning			Ending
	shares	Additions	Reductions	shares
San Leon Energy PLC[2]	4,003,000	23,600,000	—	27,603,000
San Leon Energy PLC[2,3]	21,800,000	—	21,800,000	—
Independence Contract Drilling, Inc.[2]	3,010,000	—	—	3,010,000
J. Kumar Infraprojects Ltd.	4,092,000	—	—	4,092,000
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380
Mahindra & Mahindra Ltd., rights, expire 2017[2,3]	—	539,345	—	539,345
TravelCenters of America LLC[2]	2,023,750	—	—	2,023,750
Talwalkars Better Value Fitness Ltd.	2,389,000	—	—	2,389,000
Lekoil Ltd. (CDI)[2]	25,208,400	6,000,000	—	31,208,400
Neovasc Inc.[2]	3,474,667	2,297,136	—	5,771,803
Savannah Petroleum PLC[2]	17,844,000	—	—	17,844,000
GoldMoney Inc.[2]	3,531,100	—	—	3,531,100
R.E.A. Holdings PLC[2]	800,000	1,362,000	—	2,162,000
R.E.A. Holdings PLC 9.00%	96,000	—	—	96,000
Providence Resources PLC[2]	35,235,000	—	—	35,235,000
Kennady Diamonds Inc.[2]	372,952	2,185,000	—	2,557,952
Kennady Diamonds Inc.[2]	2,185,000	—	2,185,000	—
Hummingbird Resources PLC[2]	18,920,000	—	—	18,920,000
Xenon Pharmaceuticals Inc.[2]	1,030,000	399,000	—	1,429,000
Mytrah Energy Ltd.[2]	10,418,000	—	—	10,418,000
BNK Petroleum Inc.[2]	12,804,914	—	—	12,804,914
Greenko Group PLC[2,3,7]	9,748,155	—	—	9,748,155
Acasta Enterprises Inc., Class B2,8	—	2,400,000	—	2,400,000
BCA Marketplace PLC[8]	42,870,000	—	13,777,000	29,093,000
Blue Nile, Inc.[2,8]	753,000	174,000	927,000	—
Century Communities, Inc.[2,8]	1,576,000	—	665,000	911,000
China Biologic Products, Inc.[2,8]	1,682,523	13,400	339,826	1,356,097
DeNA Co., Ltd.[8]	8,201,010	890,000	2,959,000	6,132,010
Domino’s Pizza, Inc. [8]	2,828,769	—	810,500	2,018,269
Finisar Corp.[2,8]	5,729,000	21,000	1,143,000	4,607,000
Gulf Keystone Petroleum Ltd.[2,4,8]	15,715,000	—	15,557,850	157,150
Gulf Keystone Petroleum Ltd.[2,8]	42,000,000	445,000,000	487,000,000	—
Installed Building Products, Inc.[2,8]	1,704,039	—	395,539	1,308,500
Ladbrokes Coral Group PLC[5,8]	55,522,600	—	26,000,000	29,522,600
Myriad Genetics, Inc.[2,8]	3,712,256	—	3,712,256	—
NCC Group PLC[8]	14,386,000	1,598,000	15,984,000	—
Numis Corp. PLC[8]	5,663,282	—	—	5,663,282
Sonus Networks, Inc.[2,8]	2,875,200	—	1,890,244	984,956
Takeuchi Mfg. Co., Ltd.[8]	802,100	1,826,858	1,614,264	1,014,694
Transocean Partners LLC[8]	2,470,063	—	2,470,063	—
Zeltiq Aesthetics, Inc.[2,8]	3,122,044	75,956	1,829,000	1,369,000

		Net unrealized		Value of
	Net realized	(depreciation)	Dividend	affiliates at
	gain (loss)	appreciation	income	3/31/2017
	(000)	(000)	(000)	(000)
Lions Gate Entertainment Corp., Class A	$—	$(3,351)	$—	$120,274
Lions Gate Entertainment Corp., Class B2	104	(8,520)	—	104,386
Lions Gate Entertainment Corp.	—	(105,982)	—	—
GW Pharmaceuticals PLC (ADR)[2]	1,356	(25,182)	—	223,908
Molina Healthcare, Inc.[2]	(3,491)	(53,404)	—	202,190
GVC Holdings PLC	—	(6,269)	6,873	200,718
bluebird bio, Inc.[2]	334	36,515	—	188,673
Emmi AG	—	(707)	—	184,040
Essent Group Ltd.[2]	—	40,616	—	182,388

10	SMALLCAP World Fund

		Net unrealized		Value of
	Net realized	(depreciation)	Dividend	affiliates at
	gain (loss)	appreciation	income	3/31/2017
	(000)	(000)	(000)	(000)
Vanguard International Semiconductor Corp.	$—	$1,816	$—	$159,149
Insulet Corp.[2]	2,067	6,643	—	153,659
Financial Engines, Inc.	—	43,416	439	136,616
ZPG PLC[5]	—	7,610	1,099	120,515
Inphi Corp.[2]	3,495	13,058	—	120,058
Glaukos Corp.[2]	—	30,395	—	120,042
SeaWorld Entertainment, Inc.[6]	—	14,628	—	115,966
Ted Baker PLC	—	8,828	607	115,509
King Slide Works Co., Ltd.	—	10,500	—	109,297
Teladoc, Inc.[2]	—	29,174	—	106,232
MGM Growth Properties LLC REIT, Class A	—	4,154	2,768	102,208
WHA Corp. PCL[2]	—	1,003	—	100,181
WHA Corp. PCL, warrants, expire 2020[2]	—	(217)	—	1,498
CONMED Corp.	(1,794)	10,925	845	89,486
CenterState Banks, Inc.	—	23,253	318	87,760
eMemory Technology Inc.	—	21,169	—	86,997
Entertainment One Ltd.	—	4,034	—	84,738
Bravida Holding AB	—	(925)	—	75,016
Bravida Holding AB	—	49	—	9,369
Bravida Holding AB3	—	(947)	—	—
zooplus AG, non-registered shares[2]	—	1,077	—	82,054
Continental Building Products, Inc.[2]	—	11,691	—	81,602
Genomma Lab Internacional, SAB de CV, Series B2	—	9,978	—	80,559
POYA International Co., Ltd.	—	(21,061)	—	79,252
Taiwan Paiho Ltd.	—	(3,677)	—	77,387
Iridium Communications Inc.[2]	—	10,566	—	68,264
Iridium Communications Inc., Series A, convertible preferred[4]	—	413	228	6,525
Sleep Country Canada Holdings Inc.	—	1,914	681	73,388
Jin Co., Ltd.	2,937	5,955	—	72,070
Globant SA2	2,198	(20,199)	—	71,690
Evolution Gaming Group AB	—	7,664	—	70,913
TechnoPro Holdings, Inc.	2,071	(1,550)	734	70,407
Sirius Minerals PLC[2]	—	(24,185)	—	68,184
Flexion Therapeutics, Inc.[2]	—	18,950	—	66,979
Vitrolife AB	—	(21,561)	—	66,431
Talend SA (ADR)[2,6]	—	6,817	—	64,446
Quotient Technology Inc.[2]	—	(25,236)	—	64,096
Beauty Community PCL	8,385	(2,419)	—	63,710
Milbon Co., Ltd.	—	4,192	291	60,210
Strayer Education, Inc.	—	1,543	165	58,042
Tele Columbus AG2	—	(1,207)	—	57,146
CCL Products (India) Ltd.	—	14,608	—	56,362
Scapa Group PLC[6]	—	3,128	—	53,998
Tailored Brands, Inc.	—	(16,137)	570	52,574
Purplebricks Group PLC[2,6]	—	9,724	—	48,901
Adaptimmune Therapeutics PLC (ADR)[2]	(9,602)	5,356	—	37,428
Natera, Inc.[2]	—	(9,426)	—	37,171
RIB Software AG	(520)	3,203	—	36,542
Lands’ End, Inc.[2]	—	11,270	—	35,478
istyle Inc.	—	903	—	34,075
Trupanion, Inc.[2]	—	(6,222)	—	33,279
CryoLife, Inc.[6]	—	(1,063)	—	31,452

SMALLCAP World Fund	11

Investments in affiliates (continued)

		Net unrealized		Value of
	Net realized	(depreciation)	Dividend	affiliates at
	gain (loss)	appreciation	income	3/31/2017
	(000)	(000)	(000)	(000)
Actua Corp[2]	$(1,755)	$4,603	$—	$31,388
XP Power Ltd.	—	5,683	594	30,137
Monash IVF Group Ltd.	—	(8,246)	621	27,247
Tidewater Midstream and Infrastructure Ltd.	—	(789)	307	26,899
Tidewater Midstream and Infrastructure Ltd.	—	(412)	—	—
Stock Spirits Group PLC	(6,939)	11,350	—	24,218
KEYW Holding Corp.[2]	(703)	(3,666)	—	23,944
Hostelworld Group PLC	—	2,783	—	23,278
ShoreTel, Inc.[2]	—	(3,684)	—	22,583
MagnaChip Semiconductor Corp.[2]	—	2,850	—	22,490
Zegona Communications PLC	—	3,295	345	20,968
CardConnect Corp.[2]	—	1,040	—	19,613
CardConnect Corp., warrants, expire 2021[2]	—	(253)	—	1,311
Virtus Health Ltd.	—	(6,867)	459	20,327
San Leon Energy PLC[2]	—	2,915	—	19,367
San Leon Energy PLC[2,3]	—	(461)	—	—
Independence Contract Drilling, Inc.[2]	—	783	—	16,585
J. Kumar Infraprojects Ltd.	—	5,035	—	16,290
Mahindra Lifespace Developers Ltd.	—	(1,159)	—	12,874
Mahindra & Mahindra Ltd., rights, expire 2017[2,3]	—	793	—	793
TravelCenters of America LLC[2]	—	(2,145)	—	12,345
Talwalkars Better Value Fitness Ltd.	—	(114)	—	9,834
Lekoil Ltd. (CDI)[2]	—	387	—	9,042
Neovasc Inc.[2]	—	4,049	—	8,897
Savannah Petroleum PLC[2]	—	1,559	—	8,607
GoldMoney Inc.[2]	—	(3,482)	—	8,603
R.E.A. Holdings PLC[2]	—	803	—	8,451
R.E.A. Holdings PLC 9.00%	—	2	5	119
Providence Resources PLC[2]	—	3,608	—	7,946
Kennady Diamonds Inc.[2]	—	1,687	—	7,444
Kennady Diamonds Inc.[2]	—	(2,062)	—	—
Hummingbird Resources PLC[2]	—	101	—	6,104
Xenon Pharmaceuticals Inc.[2]	—	(5,608)	—	5,716
Mytrah Energy Ltd.[2]	—	(3,855)	—	3,133
BNK Petroleum Inc.[2]	—	(76)	—	2,022
Greenko Group PLC[2,3,7]	—	(128)	257	—
Acasta Enterprises Inc., Class B2,8	—	(261)	—	—
BCA Marketplace PLC[8]	1,690	(3,103)	1,184	—
Blue Nile, Inc.[2,8]	5,128	292	—	—
Century Communities, Inc.[2,8]	2,109	1,138	—	—
China Biologic Products, Inc.[2,8]	(9,032)	(31,379)	—	—
DeNA Co., Ltd.[8]	(182)	(125,912)	1,790	—
Domino’s Pizza, Inc. [8]	96,518	(11,025)	1,965	—
Finisar Corp.[2,8]	1,699	(16,202)	—	—
Gulf Keystone Petroleum Ltd.[2,4,8]	—	(208)	—	—
Gulf Keystone Petroleum Ltd.[2,8]	—	(711)	—	—
Installed Building Products, Inc.[2,8]	11,473	12,852	—	—
Ladbrokes Coral Group PLC[5,8]	(11,678)	(2,090)	—	—
Myriad Genetics, Inc.[2,8]	(27,864)	13,900	—	—
NCC Group PLC[8]	(28,442)	(15,919)	303	—
Numis Corp. PLC[8]	—	1,400	462	—
Sonus Networks, Inc.[2,8]	(3,166)	(979)	—	—
Takeuchi Mfg. Co., Ltd.[8]	1,751	1,736	234	—

12	SMALLCAP World Fund

		Net unrealized		Value of
	Net realized	(depreciation)	Dividend	affiliates at
	gain (loss)	appreciation	income	3/31/2017
	(000)	(000)	(000)	(000)
Transocean Partners LLC[8]	$4,493	$(4,950)	$—	$—
Zeltiq Aesthetics, Inc.[2,8]	66,994	(14,667)	—	—
	$109,634	$(108,478)	$24,144	$5,620,063

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $168,022,000, which represented .52% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,740,178,000, which represented 5.42% of the net assets of the fund.
[5]	This security changed its name during the reporting period due to a corporate action.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2016; it was not publicly disclosed.
[7]	Value determined using significant unobservable inputs.
[8]	Unaffiliated issuer at 3/31/2017.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

SMALLCAP World Fund	13

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,044,779)	$26,450,764
Affiliated issuers (cost: $4,423,702)	5,620,063	$32,070,827
Cash		4,003
Cash denominated in currencies other than U.S. dollars (cost: $1,001)		1,001
Unrealized appreciation on open forward currency contracts		225
Receivables for:
Sales of investments	135,897
Sales of fund’s shares	358,523
Dividends and interest	32,755
Other	630	527,805
		32,603,861
Liabilities:
Unrealized depreciation on open forward currency contracts		3,865
Payables for:
Purchases of investments	100,650
Repurchases of fund’s shares	330,850
Investment advisory services	16,792
Services provided by related parties	7,521
Directors’ deferred compensation	3,781
Non-U.S. taxes	25,113
Other	2,137	486,844
Net assets at March 31, 2017		$32,113,152

Net assets consist of:
Capital paid in on shares of capital stock		$23,048,900
Distributions in excess of net investment income		(268,547)
Undistributed net realized gain		756,924
Net unrealized appreciation		8,575,875
Net assets at March 31, 2017		$32,113,152

See Notes to Financial Statements

14	SMALLCAP World Fund

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (647,227 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$19,365,926	388,430	$49.86
Class B	3,589	80	45.08
Class C	794,610	17,904	44.38
Class F-1	737,248	14,947	49.33
Class F-2	2,640,501	52,426	50.37
Class F-3	290,731	5,827	49.89
Class 529-A	1,085,640	22,003	49.34
Class 529-B	299	7	45.46
Class 529-C	292,072	6,464	45.19
Class 529-E	54,379	1,131	48.10
Class 529-F-1	99,179	1,991	49.80
Class R-1	30,334	663	45.72
Class R-2	600,981	13,140	45.74
Class R-2E	10,499	211	49.66
Class R-3	782,460	16,294	48.02
Class R-4	780,575	15,776	49.48
Class R-5E	10,022	201	49.76
Class R-5	375,000	7,350	51.02
Class R-6	4,159,107	82,382	50.49

See Notes to Financial Statements

SMALLCAP World Fund	15

Statement of operations	unaudited
for the six months ended March 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,615; also includes $24,144 from affiliates)	$138,412
Interest (net of non-U.S. taxes of $14)	10,974	$149,386
Fees and expenses*:
Investment advisory services	93,810
Distribution services	33,983
Transfer agent services	22,144
Administrative services	3,805
Reports to shareholders	1,048
Registration statement and prospectus	795
Directors’ compensation	509
Auditing and legal	61
Custodian	1,999
State and local taxes	1
Other	794	158,949
Net investment loss		(9,563)

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $352):
Unaffiliated issuers	584,323
Affiliated issuers	109,634
Forward currency contracts	27,236
Currency transactions	(2,565)	718,628
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $23,436):
Unffiliated issuers	1,190,696
Affiliated issuers	(108,478)
Forward currency contracts	(6,547)
Currency translations	(764)	1,074,907
Net realized gain and unrealized appreciation		1,793,535
Net increase in net assets resulting from operations		$1,783,972

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	SMALLCAP World Fund

Statements of changes in net assets

	(dollars in thousands)

	Six months ended	Year ended
	March 31, 2017*	September 30, 2016
Operations:
Net investment (loss) income	$(9,563)	$21,862
Net realized gain (loss)	718,628	(92,510)
Net unrealized appreciation	1,074,907	3,229,098
Net increase in net assets resulting from operations	1,783,972	3,158,450

Dividends and distributions paid to shareholders:
Dividends from net investment income	(113,141)	—
Distributions from net realized gain on investments	—	(1,672,921)
Total dividends and distributions paid to shareholders	(113,141)	(1,672,921)

Net capital share transactions	576,481	2,176,139

Total increase in net assets	2,247,312	3,661,668

Net assets:
Beginning of period	29,865,840	26,204,172
End of period (including distributions in excess of net investment income and accumulated net investment loss: $(268,547) and $(145,843), respectively)	$32,113,152	$29,865,840

*Unaudited.

See Notes to Financial Statements

SMALLCAP World Fund	17

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

18	SMALLCAP World Fund

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

SMALLCAP World Fund	19

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

20	SMALLCAP World Fund

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$5,575,162	$1,962	$—	$5,577,124
Health care	4,685,059	—	19,756	4,704,815
Information technology	4,458,872	—	—	4,458,872
Industrials	3,658,949	—	—	3,658,949
Financials	3,388,316	—	—	3,388,316
Consumer staples	1,632,571	—	—	1,632,571
Materials	1,516,446	—	—	1,516,446
Energy	1,350,742	27,851	13,386	1,391,979
Real estate	488,785	—	—	488,785
Other	523,452	—	—	523,452
Miscellaneous	1,559,826	12,615	—	1,572,441
Preferred securities	119	—	—	119
Rights & warrants	2,809	2,383	1,310	6,502
Convertible stocks	—	6,525	88,759	95,284
Bonds, notes & other debt instruments	—	56,907	—	56,907
Short-term securities	—	2,998,265	—	2,998,265
Total	$28,841,108	$3,106,508	$123,211	$32,070,827

22	SMALLCAP World Fund

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$225	$—	$225
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,865)	—	(3,865)
Total	$—	$(3,640)	$—	$(3,640)

*	Securities with a value of $11,305,743,000, which represented 35.21% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

SMALLCAP World Fund	23

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to

24	SMALLCAP World Fund

manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $496,511,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$225	Unrealized depreciation on open forward currency contracts	$3,865

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$27,236	Net unrealized depreciation on forward currency contracts	$(6,547)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early

SMALLCAP World Fund	25

termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$3	$(3)	$—	$—	$—
JPMorgan Chase	198	(198)	—	—	—
UBS AG	24	(24)	—	—	—
Total	$225	$(225)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$109	$—	$—	$—	$109
Barclays Bank PLC	204	—	(204)	—	—
Citibank	1,573	(3)	(1,478)	—	92
HSBC Bank	989	—	(989)	—	—
JPMorgan Chase	699	(198)	(234)	—	267
UBS AG	291	(24)	—	—	267
Total	$3,865	$(225)	$(2,905)	$—	$735

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2009.

26	SMALLCAP World Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$31,033
Post-October capital loss deferral*	174,535

*	This deferral is considered incurred in the subsequent year.

As of March 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$9,838,933
Gross unrealized depreciation on investment securities	(1,030,873)
Net unrealized appreciation on investment securities	8,808,060
Cost of investment securities	23,262,767

SMALLCAP World Fund	27

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2017			Year ended September 30, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$62,231	$—	$62,231	$—	$1,064,700	$1,064,700
Class B	—	—	—	—	3,676	3,676
Class C	—	—	—	—	58,177	58,177
Class F-1	2,327	—	2,327	—	42,143	42,143
Class F-2	14,539	—	14,539	—	96,780	96,780
Class F-3*	—	—	—
Class 529-A	2,838	—	2,838	—	59,860	59,860
Class 529-B	—	—	—	—	551	551
Class 529-C	—	—	—	—	18,639	18,639
Class 529-E	47	—	47	—	3,219	3,219
Class 529-F-1	445	—	445	—	5,125	5,125
Class R-1	—	—	—	—	2,210	2,210
Class R-2	—	—	—	—	41,660	41,660
Class R-2E	10	—	10	—	77	77
Class R-3	614	—	614	—	49,450	49,450
Class R-4	2,659	—	2,659	—	45,110	45,110
Class R-5E†	61	—	61	—	1	1
Class R-5	2,157	—	2,157	—	29,273	29,273
Class R-6	25,213	—	25,213	—	152,270	152,270
Total	$113,141	$—	$113,141	$—	$1,672,921	$1,672,921

*	Class F-3 shares were offered beginning January 27, 2017.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2017, the investment advisory services fee was $93,810,000, which was equivalent to an annualized rate of 0.625% of average daily net assets.

28	SMALLCAP World Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

SMALLCAP World Fund	29

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$21,318	$16,283		$923		Not applicable
Class B	59	14		Not applicable		Not applicable
Class C	3,906	701		196		Not applicable
Class F-1	887	540		178		Not applicable
Class F-2	Not applicable	1,402		605		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	1,094	789		256		$354
Class 529-B	9	2		1		—†
Class 529-C	1,381	230		70		97
Class 529-E	129	22		13		18
Class 529-F-1	—	71		23		32
Class R-1	154	20		8		Not applicable
Class R-2	2,198	1,091		148		Not applicable
Class R-2E	23	8		2		Not applicable
Class R-3	1,897	570		190		Not applicable
Class R-4	928	332		186		Not applicable
Class R-5E	Not applicable	5		1		Not applicable
Class R-5	Not applicable	64		89		Not applicable
Class R-6	Not applicable	—		916		Not applicable
Total class-specific expenses	$33,983	$22,144		$3,805		$501

*Class F-3 shares were offered beginning January 27, 2017.

†Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of

30	SMALLCAP World Fund

$509,000 in the fund’s statement of operations reflects $259,000 in current fees (either paid in cash or deferred) and a net increase of $250,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2017.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2017.

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9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net (decrease)
	Sales[1]			dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount Shares		Amount	Shares

Six months ended March 31, 2017

Class A	$1,305,844	27,549		$61,097		1,328		$(1,774,668)	(37,586)	$(407,727)	(8,709)
Class B	214	5		—		—		(19,624)	(458)	(19,410)	(453)
Class C	60,026	1,423		—	[2]	—	[2]	(130,330)	(3,091)	(70,304)	(1,668)
Class F-1	89,067	1,903		2,293		50		(111,521)	(2,379)	(20,161)	(426)
Class F-2	990,520	20,722		13,853		299		(629,289)	(12,901)	375,084	8,120
Class F-3[3]	291,618	5,848		—		—		(1,034)	(21)	290,584	5,827
Class 529-A	66,314	1,418		2,833		62		(64,940)	(1,392)	4,207	88
Class 529-B	14	—	[2]	—		—		(3,552)	(82)	(3,538)	(82)
Class 529-C	14,144	330		—	[2]	—	[2]	(23,256)	(544)	(9,112)	(214)
Class 529-E	2,685	60		47		1		(4,172)	(92)	(1,440)	(31)
Class 529-F-1	11,871	251		448		10		(8,467)	(180)	3,852	81
Class R-1	2,622	60		—		—		(6,520)	(150)	(3,898)	(90)
Class R-2	64,828	1,491		—	[2]	—	[2]	(111,603)	(2,570)	(46,775)	(1,079)
Class R-2E	4,655	98		10		—	[2]	(724)	(15)	3,941	83
Class R-3	93,621	2,052		613		14		(137,012)	(3,007)	(42,778)	(941)
Class R-4	91,995	1,960		2,658		58		(118,488)	(2,532)	(23,835)	(514)
Class R-5E	9,518	204		61		1		(199)	(4)	9,380	201
Class R-5	41,805	864		2,156		46		(47,076)	(972)	(3,115)	(62)
Class R-6	607,917	12,748		25,212		542		(91,603)	(1,913)	541,526	11,377
Total net increase (decrease)	$3,749,278	78,986		$111,281		2,411		$(3,284,078)	(69,889)	$576,481	11,508

32	SMALLCAP World Fund

				Reinvestments of				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount Shares		Amount	Shares

Year ended September 30, 2016

Class A	$2,295,955	52,866		$1,047,370	24,178	$(2,391,866)	(54,698)	$951,459	22,346
Class B	1,133	28		3,663	93	(45,481)	(1,153)	(40,685)	(1,032)
Class C	112,677	2,881		57,696	1,486	(217,037)	(5,591)	(46,664)	(1,224)
Class F-1	179,580	4,186		41,681	972	(198,802)	(4,619)	22,459	539
Class F-2	879,673	19,680		93,181	2,131	(453,367)	(10,251)	519,487	11,560
Class 529-A	98,815	2,291		59,841	1,396	(126,275)	(2,906)	32,381	781
Class 529-B	98	2		551	14	(6,370)	(160)	(5,721)	(144)
Class 529-C	27,405	690		18,632	471	(44,262)	(1,108)	1,775	53
Class 529-E	4,666	110		3,219	77	(6,626)	(156)	1,259	31
Class 529-F-1	15,378	351		5,127	118	(17,587)	(399)	2,918	70
Class R-1	6,053	151		2,204	55	(12,776)	(310)	(4,519)	(104)
Class R-2	117,908	2,942		41,614	1,041	(195,936)	(4,860)	(36,414)	(877)
Class R-2E	5,890	136		76	2	(467)	(11)	5,499	127
Class R-3	152,872	3,637		49,428	1,183	(227,658)	(5,400)	(25,358)	(580)
Class R-4	148,378	3,431		45,105	1,050	(181,577)	(4,177)	11,906	304
Class R-5E4	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	97,347	2,221		29,263	661	(254,197)	(5,794)	(127,587)	(2,912)
Class R-6	958,624	22,079		152,259	3,475	(196,949)	(4,444)	913,934	21,110
Total net increase (decrease)	$5,102,462	117,682		$1,650,910	38,403	$(4,577,233)	(106,037)	$2,176,139	50,048

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class F-3 shares were offered beginning January 27, 2017.
[4]	Class R-5E shares were offered beginning November 20, 2015.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,660,705,000 and $4,872,990,000, respectively, during the six months ended March 31, 2017.

SMALLCAP World Fund	33

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	(loss)	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 3/31/2017[4,5]	$47.24	$(.02)	$2.80	$2.78
Year ended 9/30/2016	45.04	.04	4.99	5.03
Year ended 9/30/2015	48.66	.04	1.09	1.13
Year ended 9/30/2014	48.91	.01	2.17	2.18
Year ended 9/30/2013	39.27	.06	10.12	10.18
Year ended 9/30/2012	31.45	.08	7.85	7.93
Class B:
Six months ended 3/31/2017[4,5]	42.74	(.16)	2.50	2.34
Year ended 9/30/2016	41.32	(.30)	4.55	4.25
Year ended 9/30/2015	45.33	(.32)	1.06	.74
Year ended 9/30/2014	46.06	(.36)	2.06	1.70
Year ended 9/30/2013	36.95	(.26)	9.56	9.30
Year ended 9/30/2012	29.72	(.20)	7.43	7.23
Class C:
Six months ended 3/31/2017[4,5]	42.08	(.18)	2.48	2.30
Year ended 9/30/2016	40.73	(.29)	4.47	4.18
Year ended 9/30/2015	44.77	(.32)	1.03	.71
Year ended 9/30/2014	45.54	(.36)	2.02	1.66
Year ended 9/30/2013	36.60	(.26)	9.45	9.19
Year ended 9/30/2012	29.44	(.19)	7.35	7.16
Class F-1:
Six months ended 3/31/2017[4,5]	46.74	(.03)	2.77	2.74
Year ended 9/30/2016	44.60	.03	4.94	4.97
Year ended 9/30/2015	48.23	.04	1.08	1.12
Year ended 9/30/2014	48.51	—	2.15	2.15
Year ended 9/30/2013	38.94	.09	10.03	10.12
Year ended 9/30/2012	31.18	.09	7.78	7.87
Class F-2:
Six months ended 3/31/2017[4,5]	47.80	.04	2.82	2.86
Year ended 9/30/2016	45.42	.16	5.05	5.21
Year ended 9/30/2015	48.92	.17	1.08	1.25
Year ended 9/30/2014	49.03	.15	2.17	2.32
Year ended 9/30/2013	39.38	.21	10.12	10.33
Year ended 9/30/2012	31.54	.20	7.86	8.06
Class F-3:
Period from 1/27/2017 to 3/31/2017[4,5,8]	47.93	.08	1.88	1.96

34	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$(.16)	$—	$(.16)	$49.86	5.91%[6]		$19,366	1.07%[7]		1.07%[7]		(.08)%[7]
—	(2.83)	(2.83)	47.24	11.72		18,762	1.10		1.10		.08
—	(4.75)	(4.75)	45.04	2.25		16,882	1.07		1.07		.08
—	(2.43)	(2.43)	48.66	4.43		16,857	1.07		1.07		.02
(.54)	—	(.54)	48.91	26.29		16,454	1.13		1.13		.15
(.11)	—	(.11)	39.27	25.26		13,557	1.14		1.14		.23

—	—	—	45.08	5.47	[6]	4	1.86	[7]	1.86	[7]	(.77)[7]
—	(2.83)	(2.83)	42.74	10.83		23	1.87		1.87		(.76)
—	(4.75)	(4.75)	41.32	1.49		65	1.83		1.83		(.72)
—	(2.43)	(2.43)	45.33	3.66		121	1.83		1.83		(.77)
(.19)	—	(.19)	46.06	25.29		185	1.89		1.89		(.63)
—	—	—	36.95	24.33		214	1.90		1.90		(.58)

—	—	—	44.38	5.46	[6]	795	1.88	[7]	1.88	[7]	(.88)[7]
—	(2.83)	(2.83)	42.08	10.82		824	1.90		1.90		(.73)
—	(4.75)	(4.75)	40.73	1.45		847	1.87		1.87		(.73)
—	(2.43)	(2.43)	44.77	3.61		892	1.87		1.87		(.79)
(.25)	—	(.25)	45.54	25.26		920	1.93		1.93		(.65)
—	—	—	36.60	24.32		779	1.93		1.93		(.56)

(.15)	—	(.15)	49.33	5.89	[6]	737	1.11	[7]	1.11	[7]	(.11)[7]
—	(2.83)	(2.83)	46.74	11.69		718	1.11		1.11		.07
—	(4.75)	(4.75)	44.60	2.25		662	1.07		1.07		.08
—	(2.43)	(2.43)	48.23	4.42		624	1.09		1.09		—
(.55)	—	(.55)	48.51	26.33		868	1.07		1.07		.21
(.11)	—	(.11)	38.94	25.30		655	1.12		1.12		.25

(.29)	—	(.29)	50.37	6.04	[6]	2,641	.82	[7]	.82	[7]	.16 [7]
—	(2.83)	(2.83)	47.80	12.03		2,118	.82		.82		.36
—	(4.75)	(4.75)	45.42	2.50		1,487	.82		.82		.35
—	(2.43)	(2.43)	48.92	4.72		1,208	.81		.81		.31
(.68)	—	(.68)	49.03	26.68		629	.82		.82		.48
(.22)	—	(.22)	39.38	25.69		344	.83		.83		.55

—	—	—	49.89	4.09	[6]	291	.13	[6]	.13	[6]	.17 [6]

See page 41 for footnotes.

SMALLCAP World Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	(loss)	realized and	investment
	of period	income	unrealized)	operations
Class 529-A:
Six months ended 3/31/2017[4,5]	$46.74	$(.03)	$2.76	$2.73
Year ended 9/30/2016	44.63	— [9]	4.94	4.94
Year ended 9/30/2015	48.29	—	1.09	1.09
Year ended 9/30/2014	48.59	(.03)	2.16	2.13
Year ended 9/30/2013	39.03	.04	10.05	10.09
Year ended 9/30/2012	31.27	.07	7.80	7.87
Class 529-B:
Six months ended 3/31/2017[4,5]	43.11	(.18)	2.53	2.35
Year ended 9/30/2016	41.70	(.35)	4.59	4.24
Year ended 9/30/2015	45.75	(.37)	1.07	.70
Year ended 9/30/2014	46.52	(.42)	2.08	1.66
Year ended 9/30/2013	37.30	(.30)	9.66	9.36
Year ended 9/30/2012	30.03	(.23)	7.50	7.27
Class 529-C:
Six months ended 3/31/2017[4,5]	42.85	(.20)	2.54	2.34
Year ended 9/30/2016	41.45	(.31)	4.54	4.23
Year ended 9/30/2015	45.50	(.35)	1.05	.70
Year ended 9/30/2014	46.27	(.40)	2.06	1.66
Year ended 9/30/2013	37.20	(.29)	9.60	9.31
Year ended 9/30/2012	29.95	(.21)	7.46	7.25
Class 529-E:
Six months ended 3/31/2017[4,5]	45.53	(.08)	2.69	2.61
Year ended 9/30/2016	43.63	(.09)	4.82	4.73
Year ended 9/30/2015	47.41	(.11)	1.08	.97
Year ended 9/30/2014	47.87	(.14)	2.11	1.97
Year ended 9/30/2013	38.45	(.06)	9.91	9.85
Year ended 9/30/2012	30.79	(.03)	7.70	7.67
Class 529-F-1:
Six months ended 3/31/2017[4,5]	47.23	.02	2.78	2.80
Year ended 9/30/2016	44.98	.09	4.99	5.08
Year ended 9/30/2015	48.53	.11	1.09	1.20
Year ended 9/30/2014	48.73	.08	2.15	2.23
Year ended 9/30/2013	39.14	.13	10.07	10.20
Year ended 9/30/2012	31.35	.14	7.83	7.97
Class R-1:
Six months ended 3/31/2017[4,5]	43.34	(.18)	2.56	2.38
Year ended 9/30/2016	41.85	(.28)	4.60	4.32
Year ended 9/30/2015	45.85	(.31)	1.06	.75
Year ended 9/30/2014	46.56	(.35)	2.07	1.72
Year ended 9/30/2013	37.40	(.23)	9.66	9.43
Year ended 9/30/2012	30.07	(.17)	7.50	7.33

36	SMALLCAP World Fund

Dividends and distributions
								Ratio of		Ratio of
						Net assets,		expenses to		expenses to
Dividends		Total				end of		average net		average net		Ratio of net
(from net	Distributions	dividends	Net asset			period		assets before		assets after		(loss) income
investment	(from capital	and	value, end			(in		reimburse-		reimburse-		to average
income)	gains)	distributions	of period	Total return[2,3]		millions)		ments		ments[3]		net assets[3]

$(.13)	$—	$(.13)	$49.34	5.86%[6]		$1,086		1.14%[7]		1.14%[7]		(.15)%[7]
—	(2.83)	(2.83)	46.74	11.64		1,024		1.17		1.17		— [10]
—	(4.75)	(4.75)	44.63	2.16		943		1.15		1.15		—
—	(2.43)	(2.43)	48.29	4.37		933		1.15		1.15		(.05)
(.53)	—	(.53)	48.59	26.18		884		1.19		1.19		.09
(.11)	—	(.11)	39.03	25.22		689		1.19		1.19		.19

—	—	—	45.46	5.45	[6]	—	[11]	1.97	[7]	1.97	[7]	(.86)[7]
—	(2.83)	(2.83)	43.11	10.74		4		1.99		1.99		(.87)
—	(4.75)	(4.75)	41.70	1.36		10		1.94		1.94		(.83)
—	(2.43)	(2.43)	45.75	3.53		17		1.95		1.95		(.89)
(.14)	—	(.14)	46.52	25.17		25		1.99		1.99		(.73)
—	—	—	37.30	24.21		30		2.01		2.01		(.68)

—	—	—	45.19	5.46	[6]	292		1.93	[7]	1.93	[7]	(.93)[7]
—	(2.83)	(2.83)	42.85	10.78		286		1.96		1.96		(.78)
—	(4.75)	(4.75)	41.45	1.37		274		1.93		1.93		(.78)
—	(2.43)	(2.43)	45.50	3.53		280		1.94		1.94		(.85)
(.24)	—	(.24)	46.27	25.21		273		1.98		1.98		(.70)
—	—	—	37.20	24.21		222		2.00		2.00		(.62)

(.04)	—	(.04)	48.10	5.74	[6]	54		1.36	[7]	1.36	[7]	(.36)[7]
—	(2.83)	(2.83)	45.53	11.39		53		1.38		1.38		(.21)
—	(4.75)	(4.75)	43.63	1.95		49		1.38		1.38		(.23)
—	(2.43)	(2.43)	47.41	4.10		49		1.39		1.39		(.30)
(.43)	—	(.43)	47.87	25.90		48		1.43		1.43		(.15)
(.01)	—	(.01)	38.45	24.90		38		1.45		1.45		(.07)

(.23)	—	(.23)	49.80	5.96	[6]	99		.93	[7]	.93	[7]	.06 [7]
—	(2.83)	(2.83)	47.23	11.85		90		.96		.96		.22
—	(4.75)	(4.75)	44.98	2.42		83		.93		.93		.22
—	(2.43)	(2.43)	48.53	4.57		80		.94		.94		.16
(.61)	—	(.61)	48.73	26.43		73		.98		.98		.30
(.18)	—	(.18)	39.14	25.51		53		.99		.99		.39

—	—	—	45.72	5.49	[6]	30		1.84	[7]	1.84	[7]	(.83)[7]
—	(2.83)	(2.83)	43.34	10.89		33		1.85		1.85		(.68)
—	(4.75)	(4.75)	41.85	1.48		36		1.82		1.82		(.68)
—	(2.43)	(2.43)	45.85	3.66		39		1.82		1.82		(.74)
(.27)	—	(.27)	46.56	25.37		42		1.84		1.84		(.57)
—	—	—	37.40	24.38		37		1.86		1.86		(.50)

See page 41 for footnotes.

SMALLCAP World Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	(loss)	realized and	investment
	of period	income	unrealized)	operations
Class R-2:
Six months ended 3/31/2017[4,5]	$43.35	$(.18)	$2.57	$2.39
Year ended 9/30/2016	41.85	(.27)	4.60	4.33
Year ended 9/30/2015	45.84	(.29)	1.05	.76
Year ended 9/30/2014	46.56	(.35)	2.06	1.71
Year ended 9/30/2013	37.39	(.23)	9.67	9.44
Year ended 9/30/2012	30.07	(.18)	7.50	7.32
Class R-2E:
Six months ended 3/31/2017[4,5]	47.07	(.13)	2.79	2.66
Year ended 9/30/2016	45.04	(.08)	4.94	4.86
Year ended 9/30/2015	48.67	.01	1.11	1.12
Period from 8/29/2014 to 9/30/2014[4,13]	50.83	(.01)	(2.15)	(2.16)
Class R-3:
Six months ended 3/31/2017[4,5]	45.45	(.08)	2.69	2.61
Year ended 9/30/2016	43.56	(.09)	4.81	4.72
Year ended 9/30/2015	47.34	(.10)	1.07	.97
Year ended 9/30/2014	47.79	(.14)	2.12	1.98
Year ended 9/30/2013	38.39	(.05)	9.89	9.84
Year ended 9/30/2012	30.73	(.02)	7.68	7.66
Class R-4:
Six months ended 3/31/2017[4,5]	46.89	(.01)	2.77	2.76
Year ended 9/30/2016	44.71	.04	4.97	5.01
Year ended 9/30/2015	48.33	.05	1.08	1.13
Year ended 9/30/2014	48.59	.02	2.15	2.17
Year ended 9/30/2013	39.03	.09	10.04	10.13
Year ended 9/30/2012	31.25	.11	7.80	7.91
Class R-5E:
Six months ended 3/31/2017[4,5]	47.30	(.03)	2.84	2.81
Period from 11/20/2015 to 9/30/2016[4,14]	47.09	.12	2.92	3.04
Class R-5:
Six months ended 3/31/2017[4,5]	48.40	.06	2.85	2.91
Year ended 9/30/2016	45.94	.18	5.11	5.29
Year ended 9/30/2015	49.39	.20	1.10	1.30
Year ended 9/30/2014	49.46	.15	2.21	2.36
Year ended 9/30/2013	39.71	.22	10.22	10.44
Year ended 9/30/2012	31.80	.22	7.93	8.15

38	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$—	$—	$45.74	5.51%[6]		$601		1.82%[7]		1.82%[7]		(.82)%[7]
—	(2.83)	(2.83)	43.35	10.89		616		1.84		1.84		(.67)
—	(4.75)	(4.75)	41.85	1.53		632		1.79		1.79		(.65)
—	(2.43)	(2.43)	45.84	3.64		689		1.83		1.83		(.75)
(.27)	—	(.27)	46.56	25.41		736		1.83		1.83		(.55)
—	—	—	37.39	24.34		647		1.89		1.89		(.52)

(.07)	—	(.07)	49.66	5.66	[6]	10		1.52	[7]	1.52	[7]	(.55)[7]
—	(2.83)	(2.83)	47.07	11.32		6		1.51		1.51		(.20)
—	(4.75)	(4.75)	45.04	2.23	[12]	—	[11]	1.26	[12]	1.26	[12]	.01 [12]
—	—	—	48.67	(4.25)[6,12]		—	[11]	.08	[6,12]	.08	[6,12]	(.01)[6,12]

(.04)	—	(.04)	48.02	5.74	[6]	782		1.35	[7]	1.35	[7]	(.35)[7]
—	(2.83)	(2.83)	45.45	11.41		783		1.39		1.39		(.22)
—	(4.75)	(4.75)	43.56	1.93		776		1.37		1.37		(.22)
—	(2.43)	(2.43)	47.34	4.12		811		1.39		1.39		(.30)
(.44)	—	(.44)	47.79	25.90		836		1.40		1.40		(.12)
—	—	—	38.39	24.92		694		1.42		1.42		(.05)

(.17)	—	(.17)	49.48	5.92	[6]	781		1.05	[7]	1.05	[7]	(.05)[7]
—	(2.83)	(2.83)	46.89	11.76		764		1.07		1.07		.10
—	(4.75)	(4.75)	44.71	2.27		715		1.05		1.05		.10
—	(2.43)	(2.43)	48.33	4.46		727		1.06		1.06		.03
(.57)	—	(.57)	48.59	26.31		712		1.07		1.07		.21
(.13)	—	(.13)	39.03	25.38		550		1.08		1.08		.30

(.35)	—	(.35)	49.76	5.98	[6]	10		.90	[7]	.90	[7]	(.13)[7]
—	(2.83)	(2.83)	47.30	7.01	[6]	—	[11]	.96	[7]	.95	[7]	.32 [7]

(.29)	—	(.29)	51.02	6.07	[6]	375		.74	[7]	.74	[7]	.25 [7]
—	(2.83)	(2.83)	48.40	12.09		359		.77		.77		.41
—	(4.75)	(4.75)	45.94	2.57		474		.75		.75		.40
—	(2.43)	(2.43)	49.39	4.78		452		.76		.76		.29
(.69)	—	(.69)	49.46	26.72		550		.77		.77		.51
(.24)	—	(.24)	39.71	25.77		384		.78		.78		.60

See page 41 for footnotes.

SMALLCAP World Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	(loss)	realized and	investment
	of period	income	unrealized)	operations
Class R-6:
Six months ended 3/31/2017[4,5]	$47.93	$.07	$2.82	$2.89
Year ended 9/30/2016	45.49	.21	5.06	5.27
Year ended 9/30/2015	48.93	.22	1.09	1.31
Year ended 9/30/2014	49.00	.21	2.15	2.36
Year ended 9/30/2013	39.34	.25	10.12	10.37
Year ended 9/30/2012	31.52	.24	7.84	8.08

	Six months ended	Year ended September 30
	March 31, 2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	17%	29%	33%	38%	37%	35%

See Notes to Financial Statements

40	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net (loss) income to average net assets[3]

$(.33)	$—	$(.33)	$50.49	6.09%[6]	$4,159	.71%[7]	.71%[7]	.28%[7]
—	(2.83)	(2.83)	47.93	12.15	3,403	.71	.71	.48
—	(4.75)	(4.75)	45.49	2.63	2,269	.71	.71	.45
—	(2.43)	(2.43)	48.93	4.82	1,859	.71	.71	.41
(.71)	—	(.71)	49.00	26.80	1,206	.72	.72	.57
(.26)	—	(.26)	39.34	25.79	768	.73	.73	.67

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	Amount less than $1 million.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Class R-2E shares were offered beginning August 29, 2014.
[14]	Class R-5E shares were offered beginning November 20, 2015.

SMALLCAP World Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2016, through March 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	SMALLCAP World Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2016	3/31/2017	during period*	expense ratio
Class A - actual return	$1,000.00	$1,059.13	$5.49	1.07%
Class A - assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class B - actual return	1,000.00	1,054.74	9.53	1.86
Class B - assumed 5% return	1,000.00	1,015.66	9.35	1.86
Class C - actual return	1,000.00	1,054.65	9.63	1.88
Class C - assumed 5% return	1,000.00	1,015.56	9.45	1.88
Class F-1 - actual return	1,000.00	1,058.92	5.70	1.11
Class F-1 - assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class F-2 - actual return	1,000.00	1,060.44	4.21	.82
Class F-2 - assumed 5% return	1,000.00	1,020.84	4.13	.82
Class F-3 - actual return†	1,000.00	1,040.90	1.32	.75
Class F-3 - assumed 5% return†	1,000.00	1,021.19	3.78	.75
Class 529-A - actual return	1,000.00	1,058.64	5.85	1.14
Class 529-A - assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class 529-B - actual return	1,000.00	1,054.49	10.09	1.97
Class 529-B - assumed 5% return	1,000.00	1,015.11	9.90	1.97
Class 529-C - actual return	1,000.00	1,054.60	9.89	1.93
Class 529-C - assumed 5% return	1,000.00	1,015.31	9.70	1.93
Class 529-E - actual return	1,000.00	1,057.43	6.98	1.36
Class 529-E - assumed 5% return	1,000.00	1,018.15	6.84	1.36
Class 529-F-1 - actual return	1,000.00	1,059.64	4.78	.93
Class 529-F-1 - assumed 5% return	1,000.00	1,020.29	4.68	.93
Class R-1 - actual return	1,000.00	1,054.90	9.43	1.84
Class R-1 - assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class R-2 - actual return	1,000.00	1,055.13	9.33	1.82
Class R-2 - assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class R-2E - actual return	1,000.00	1,056.57	7.79	1.52
Class R-2E - assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class R-3 - actual return	1,000.00	1,057.40	6.92	1.35
Class R-3 - assumed 5% return	1,000.00	1,018.20	6.79	1.35
Class R-4 - actual return	1,000.00	1,059.17	5.39	1.05
Class R-4 - assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class R-5E - actual return	1,000.00	1,059.77	4.62	.90
Class R-5E - assumed 5% return	1,000.00	1,020.44	4.53	.90
Class R-5 - actual return	1,000.00	1,060.71	3.80	.74
Class R-5 - assumed 5% return	1,000.00	1,021.24	3.73	.74
Class R-6 - actual return	1,000.00	1,060.95	3.65	.71
Class R-6 - assumed 5% return	1,000.00	1,021.39	3.58	.71

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 182 days.

SMALLCAP World Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2017, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
March 31, 2017
unaudited
Common stocks 90.04% Consumer discretionary 17.37%	Shares	Value (000)
Domino’s Pizza, Inc.	2,018,269	$371,967
Lions Gate Entertainment Corp., Class A1	4,528,393	120,274
Lions Gate Entertainment Corp., Class B1,2	4,281,629	104,386
GVC Holdings PLC[1]	21,840,894	200,718
Dollarama Inc.	2,005,000	166,162
Seria Co., Ltd.	3,331,848	143,653
SeaWorld Entertainment, Inc.[1]	6,347,326	115,966
Ted Baker PLC[1]	3,340,342	115,509
ASOS PLC[2]	1,491,741	112,981
Crompton Greaves Consumer Electricals Ltd.[2]	29,670,000	99,128
YOOX Net-A-Porter Group SPA[2]	4,017,000	95,649
Paddy Power Betfair PLC	886,051	94,997
Cedar Fair, LP	1,340,000	90,865
Entertainment One Ltd.[1]	27,650,631	84,738
Tesla, Inc.[2]	303,200	84,381
Gentex Corp.	3,909,134	83,382
zooplus AG, non-registered shares[1,2]	558,778	82,054
TopBuild Corp.[2]	1,745,000	82,015
AA PLC	24,581,316	81,799
Jumbo SA	5,028,161	79,281
POYA International Co., Ltd.[1]	6,735,908	79,252
Taiwan Paiho Ltd.[1]	22,578,000	77,387
Belmond Ltd., Class A2	6,198,000	74,996
Sleep Country Canada Holdings Inc.[1]	3,011,253	73,388
Jin Co., Ltd.[1]	1,381,000	72,070
Evolution Gaming Group AB1	1,943,200	70,913
Cyrela Brazil Realty SA, ordinary nominative	16,393,300	69,331
Installed Building Products, Inc.[2]	1,308,500	69,023
Planet Fitness, Inc., Class A	3,558,286	68,568
Five Below, Inc.[2]	1,577,000	68,300
BCA Marketplace PLC	29,093,000	66,340
MakeMyTrip Ltd., non-registered shares[2]	1,892,400	65,477
Beauty Community PCL[1]	208,500,000	63,710
Strayer Education, Inc.[1]	721,105	58,042
Tele Columbus AG1,2	6,696,000	57,146
Domino’s Pizza Enterprises Ltd.	1,275,446	56,634
Grand Canyon Education, Inc.[2]	750,500	53,743
Melco International Development Ltd.	30,379,000	53,632
Newell Brands Inc.	1,115,212	52,605
Tailored Brands, Inc.[1]	3,519,000	52,574
Nord Anglia Education, Inc.[2]	1,910,000	48,399
Penske Automotive Group, Inc.	1,030,875	48,255
Vail Resorts, Inc.	250,074	47,989
Ladbrokes Coral Group PLC	29,522,600	47,790
Ace Hardware Indonesia Tbk PT	765,674,900	47,404
Cie. Plastic Omnium SA	1,295,995	47,201
Moncler SpA	2,120,000	46,431
SMALLCAP World Fund — Page 1 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Endurance Technologies Ltd.[2]	3,763,890	$44,545
Eclat Textile Co., Ltd.	4,252,840	42,609
Greene King PLC	4,406,600	38,730
Brunello Cucinelli SpA	1,608,281	38,329
ElringKlinger AG	1,942,700	37,760
Chow Sang Sang Holdings International Ltd.	15,940,000	37,576
Estácio Participações SA, ordinary nominative	7,225,000	36,626
Page Industries Ltd.	162,500	36,589
Matahari Department Store Tbk PT	36,286,000	35,876
Lands’ End, Inc.[1,2]	1,654,000	35,478
McCarthy & Stone PLC	14,721,125	34,859
Spin Master Corp., subordinate voting shares[2]	1,159,000	33,719
KB Home	1,627,000	32,345
Nien Made Enterprise Co., Ltd.	3,449,000	32,168
Ocado Group PLC[2]	10,603,000	32,016
ServiceMaster Global Holdings, Inc.[2]	753,000	31,438
Inchcape PLC	2,951,460	31,118
Six Flags Entertainment Corp.	500,000	29,745
Eros International PLC, Class A2	2,613,466	26,919
Eros International PLC, Class A2,3,4	216,500	1,962
Texas Roadhouse, Inc.	637,440	28,385
CalAtlantic Group, Inc.	750,800	28,117
Stella International Holdings Ltd.	16,887,000	27,901
Tiffany & Co.	290,000	27,637
Daily Mail and General Trust PLC, Class A, nonvoting	2,971,000	26,801
TAKKT AG	1,122,278	26,034
World Wrestling Entertainment, Inc., Class A	1,140,000	25,331
M.D.C. Holdings, Inc.	829,500	24,926
Kyoritsu Maintenance Co.,Ltd.	819,400	24,399
boohoo.com PLC[2]	11,500,000	24,134
TOD’S SpA	306,500	23,984
Cavco Industries, Inc.[2]	204,000	23,746
Elior Group SA	1,040,000	23,593
Hostelworld Group PLC[1]	7,645,662	23,278
Cox & Kings Ltd.	6,170,000	21,968
Cox & Kings Ltd.	330,000	1,175
Century Communities, Inc.[2]	911,000	23,139
Ctrip.com International, Ltd. (ADR)[2]	464,000	22,806
I.T Limited	51,398,000	22,288
Tarena International, Inc., Class A (ADR)	1,162,398	21,714
Zhongsheng Group Holdings Ltd.	14,181,000	21,094
Lennar Corp., Class A	394,000	20,169
DineEquity, Inc.	341,600	18,590
Chipotle Mexican Grill, Inc.[2]	39,890	17,772
Hathway Cable and Datacom Ltd.[2]	29,276,000	16,997
D.R. Horton, Inc.	490,000	16,322
Melco Crown Entertainment Ltd. (ADR)	800,000	14,832
L’Occitane International SA	7,237,801	14,734
HUGO BOSS AG	195,848	14,293
Wowprime Corp.	3,053,000	14,087
Dalata Hotel Group PLC[2]	2,819,000	13,443
DO & CO AG, non-registered shares	205,755	13,365
Mulberry Group PLC	954,000	13,178
TravelCenters of America LLC[1,2]	2,023,750	12,345
Lithia Motors, Inc., Class A	143,000	12,248
SMALLCAP World Fund — Page 2 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Valeo SA, non-registered shares	183,000	$12,188
Minor International PCL, nonvoting depositary receipt (Thailand)	11,350,000	12,139
POLYTEC Holding AG, non-registered shares	834,369	11,803
Hankook Tire Co., Ltd.	233,473	11,378
Nokian Renkaat Oyj	270,000	11,274
Euromoney Institutional Investor PLC	822,012	10,948
Toll Brothers, Inc.[2]	300,000	10,833
Talwalkars Better Value Fitness Ltd.[1]	2,389,000	9,834
American Axle & Manufacturing Holdings, Inc.[2]	505,000	9,484
Marui Group Co., Ltd.	684,800	9,307
Samsonite International SA	2,175,000	7,920
William Hill PLC	2,047,800	7,461
Central European Media Enterprises Ltd., Class A2	2,220,000	6,882
Restoration Hardware Holdings, Inc.[2]	147,500	6,823
Papa Murphy’s Holdings, Inc.[2]	761,497	3,632
China Zenix Auto International Ltd. (ADR)[2]	2,152,000	3,379
Sitoy Group Holdings Ltd.	14,304,800	2,963
Telepizza Group, SA, non-registered shares[2]	571,000	2,901
Major Cineplex Group PCL	2,359,200	2,334
SSI Group, Inc.[2]	44,530,000	1,899
Zinc Media Group PLC[2]	343,900	5
		5,577,124
Health care 14.65%
Incyte Corp.[2]	2,267,377	303,079
GW Pharmaceuticals PLC (ADR)[1,2]	1,851,400	223,908
Molina Healthcare, Inc.[1,2]	4,434,000	202,190
bluebird bio, Inc.[1,2]	2,075,607	188,673
Insulet Corp.[1,2]	3,566,000	153,659
Kite Pharma, Inc.[2]	1,948,462	152,935
NuVasive, Inc.[2]	2,034,845	151,962
China Biologic Products, Inc.[2]	1,356,097	135,786
Centene Corp.[2]	1,709,439	121,815
Glaukos Corp.[1,2]	2,340,000	120,042
Teladoc, Inc.[1,2]	4,249,281	106,232
Intuitive Surgical, Inc.[2]	135,000	103,473
Cotiviti Holdings, Inc.[2]	2,334,233	97,174
WellCare Health Plans, Inc.[2]	660,000	92,539
Sysmex Corp.	1,523,000	92,340
CONMED Corp.[1]	2,015,000	89,486
Dechra Pharmaceuticals PLC	4,160,036	87,251
Brookdale Senior Living Inc.[2]	6,410,000	86,086
Hikma Pharmaceuticals PLC	3,263,100	80,990
athenahealth, Inc.[2]	715,000	80,573
Genomma Lab Internacional, SAB de CV, Series B1,2	67,483,000	80,559
Zeltiq Aesthetics, Inc.[2]	1,369,000	76,130
Prothena Corp. PLC[2]	1,323,114	73,817
Ultragenyx Pharmaceutical Inc.[2]	1,040,847	70,549
Teleflex Inc.	363,900	70,498
Fleury SA, ordinary nominative	5,100,000	68,910
Galapagos NV2	778,235	67,729
Flexion Therapeutics, Inc.[1,2]	2,489,000	66,979
Vitrolife AB1	1,387,559	66,431
Fisher & Paykel Healthcare Corp. Ltd.	9,693,000	65,910
Patheon N.V.[2]	2,451,000	64,559
SMALLCAP World Fund — Page 3 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Illumina, Inc.[2]	335,200	$57,199
Sawai Pharmaceutical Co., Ltd.	887,900	48,012
BioMarin Pharmaceutical Inc.[2]	531,500	46,655
Hologic, Inc.[2]	1,077,600	45,852
Nakanishi Inc.	1,172,000	45,688
Wright Medical Group, Inc.[2]	1,467,257	45,661
Sartorius AG, non-registered shares, nonvoting preferred	517,372	45,396
EXACT Sciences Corp.[2]	1,750,000	41,335
Editas Medicine, Inc.[2]	1,770,000	39,506
Agios Pharmaceuticals, Inc.[2]	663,000	38,719
Adaptimmune Therapeutics PLC (ADR)[1,2]	6,792,700	37,428
Neurocrine Biosciences, Inc.[2]	863,000	37,368
Natera, Inc.[1,2]	4,190,609	37,171
Capio AB	6,542,608	36,215
ACADIA Pharmaceuticals Inc.[2]	1,023,000	35,171
iRhythm Technologies, Inc.[2]	880,950	33,124
Integra LifeSciences Holdings Corp.[2]	776,800	32,727
Genmab A/S2	165,000	31,776
CryoLife, Inc.[1]	1,888,986	31,452
Axovant Sciences Ltd.[2]	2,076,800	31,027
Tong Ren Tang Technologies Co., Ltd., Class H	16,820,000	29,911
Intercept Pharmaceuticals, Inc.[2]	263,137	29,761
Hypermarcas SA, ordinary nominative	3,126,077	28,958
Monash IVF Group Ltd.[1]	18,820,000	27,247
QIAGEN NV	932,871	27,079
Virbac SA2	169,500	26,536
Eurofins Scientific SE, non-registered shares	59,500	25,888
Gerresheimer AG, non-registered shares	310,000	24,552
Spark Therapeutics, Inc.[2]	459,520	24,511
Penumbra, Inc.[2]	265,244	22,135
Virtus Health Ltd.[1]	4,603,000	20,327
Acerta Pharma BV2,3,5,6	195,556,815	19,756
Grifols, SA, Class B (ADR)	616,400	11,635
Grifols, SA, Class A, non-registered shares	270,000	6,622
Seres Therapeutics, Inc.[2]	1,561,000	17,592
Juno Therapeutics, Inc.[2]	785,000	17,419
Diplomat Pharmacy, Inc.[2]	872,100	13,910
Krka, dd, Novo mesto	231,262	12,866
Mesoblast Ltd.[2]	6,200,000	10,800
Mesoblast Ltd.[2]	436,000	760
Mesoblast Ltd. (ADR)[2]	80,000	718
Divi’s Laboratories Ltd.[2]	1,124,952	10,808
Mitra Keluarga Karyasehat Tbk PT	52,500,000	10,401
Neovasc Inc.[1,2]	5,771,803	8,897
Alnylam Pharmaceuticals, Inc.[2]	137,700	7,057
Novadaq Technologies Inc.[2]	882,773	6,877
NantKwest, Inc.[2]	1,887,290	6,700
Pacific Biosciences of California, Inc.[2]	1,240,000	6,411
Xenon Pharmaceuticals Inc.[1,2]	1,429,000	5,716
Endo International PLC[2]	288,481	3,219
		4,704,815
SMALLCAP World Fund — Page 4 of 16

unaudited
Common stocks Information technology 13.89%	Shares	Value (000)
Qorvo, Inc.[2]	3,884,370	$266,312
AAC Technologies Holdings Inc.	17,490,500	204,692
Vanguard International Semiconductor Corp.[1]	83,546,386	159,149
Paycom Software, Inc.[2]	2,701,823	155,382
RingCentral, Inc., Class A2	4,644,000	131,425
Finisar Corp.[2]	4,607,000	125,955
DeNA Co., Ltd.	6,132,010	124,425
ZPG PLC[1]	26,498,395	120,515
Inphi Corp.[1,2]	2,459,199	120,058
Zebra Technologies Corp., Class A2	1,129,300	103,049
VTech Holdings Ltd.	7,858,500	93,940
Square, Inc., Class A2	5,294,830	91,495
Versum Materials, Inc.	2,950,690	90,291
eMemory Technology Inc.[1]	6,146,000	86,997
Halma PLC	6,749,967	86,600
Kakaku.com, Inc.	6,265,000	85,255
EPAM Systems, Inc.[2]	1,070,994	80,882
Topcon Corp.	4,363,110	78,068
Dolby Laboratories, Inc., Class A	1,471,900	77,142
Lumentum Holdings Inc.[2]	1,353,200	72,193
Globant SA1,2	1,969,510	71,690
Wix.com Ltd.[2]	1,000,000	67,900
Sunny Optical Technology (Group) Co., Ltd.	9,286,000	67,869
Mellanox Technologies Ltd.[2]	1,293,000	65,878
Talend SA (ADR)[1,2]	2,164,055	64,446
Quotient Technology Inc.[1,2]	6,711,613	64,096
CDW Corp.	1,075,000	62,038
MINDBODY, Inc., Class A2	2,260,000	62,037
II-VI, Inc.[2]	1,712,300	61,728
ON Semiconductor Corp.[2]	3,937,656	60,994
Hamamatsu Photonics KK	1,916,930	55,185
ASM Pacific Technology Ltd.	3,720,000	50,596
MercadoLibre, Inc.	238,100	50,351
SUNeVision Holdings Ltd.	89,854,000	47,289
TravelSky Technology Ltd., Class H	19,960,000	47,155
Semiconductor Manufacturing International Corp.[2]	37,816,006	46,811
Nemetschek AG	725,300	43,508
Viavi Solutions Inc.[2]	4,055,900	43,479
Criteo SA (ADR)[2]	860,000	42,991
Silicon Laboratories Inc.[2]	562,400	41,365
Moneysupermarket.com Group PLC	9,379,200	38,803
Autodesk, Inc.[2]	430,000	37,182
RIB Software AG1	2,762,440	36,542
Callidus Software Inc. (USA)[2]	1,700,000	36,295
Cognex Corp.	431,202	36,199
Cray Inc.[2]	1,632,827	35,759
istyle Inc.[1]	4,141,500	34,075
Yandex NV, Class A2	1,530,000	33,553
Coupons.com Inc.[2]	1,320,112	33,531
Hana Microelectronics PCL	23,935,000	32,738
Actua Corp[1,2]	2,234,053	31,388
Scout24 AG2	912,210	30,508
Gogo Inc.[2]	2,765,000	30,415
Cypress Semiconductor Corp.	2,200,000	30,272
OBIC Co., Ltd.	632,500	30,111
SMALLCAP World Fund — Page 5 of 16

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Takeaway.com Holding BV2	830,000	$27,883
Siltronic AG2	413,000	27,510
Trimble Inc.[2]	840,000	26,888
Infinera Corp.[2]	2,279,000	23,314
ShoreTel, Inc.[1,2]	3,672,000	22,583
MagnaChip Semiconductor Corp.[1,2]	2,355,000	22,490
TEMENOS Group AG (Switzerland)	270,000	21,457
Semtech Corp.[2]	620,000	20,956
CoStar Group, Inc.[2]	100,000	20,722
InterXion Holding NV, non-registered shares[2]	500,000	19,780
CardConnect Corp.[1,2]	1,485,800	19,613
Veeco Instruments Inc.[2]	600,000	17,910
Zillow Group, Inc., Class C, non-voting[2]	525,000	17,677
Rightmove PLC	332,033	16,590
58.com Inc., Class A (ADR)[2]	465,000	16,456
Palo Alto Networks, Inc.[2]	141,000	15,888
MobileIron, Inc.[2]	3,415,000	14,855
YY Inc., Class A (ADR)[2]	306,000	14,110
Ellie Mae, Inc.[2]	125,000	12,534
GrubHub Inc.[2]	342,625	11,269
Tobii AB2	1,699,500	10,953
Ultimate Software Group, Inc.[2]	55,700	10,873
BlackLine, Inc.[2]	350,000	10,416
AIXTRON SE2	2,434,518	9,046
GoldMoney Inc.[1,2]	3,531,100	8,603
Syntel, Inc.	487,043	8,197
iEnergizer Ltd.[2]	7,650,500	7,429
Sonus Networks, Inc.[2]	984,956	6,491
KPIT Technologies Ltd.	3,006,018	6,004
Alten SA, non-registered shares	77,500	5,943
Dexerials Corp.	590,000	5,830
		4,458,872
Industrials 11.39%
Kirby Corp.[2]	2,065,000	145,686
Oshkosh Corp.	1,979,000	135,740
MonotaRO Co., Ltd.	4,374,300	135,162
Loomis AB, Class B	4,019,042	127,201
ITT Inc.	2,833,879	116,246
King Slide Works Co., Ltd.[1]	7,623,765	109,297
NIBE Industrier AB, Class B	13,234,285	105,822
BELIMO Holding AG	24,880	86,937
IMCD Group BV	1,740,000	85,535
Bravida Holding AB1	11,569,460	75,016
Bravida Holding AB1	1,445,000	9,369
Havells India Ltd.	11,721,266	84,071
IDEX Corp.	875,000	81,821
Continental Building Products, Inc.[1,2]	3,330,700	81,602
Allegiant Travel Co.	449,378	72,013
TechnoPro Holdings, Inc.[1]	1,825,000	70,407
Rexnord Corp.[2]	2,900,000	66,932
Clean Harbors, Inc.[2]	1,191,500	66,271
Exponent, Inc.	1,070,000	63,718
ABM Industries Inc.	1,340,400	58,441
Spirit Airlines, Inc.[2]	1,078,000	57,209
SMALLCAP World Fund — Page 6 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
NORMA Group SE, non-registered shares	1,194,339	$56,501
Masco Corp.	1,625,000	55,234
Grafton Group PLC, units	6,031,000	54,027
Wizz Air Holdings PLC[2]	2,577,300	52,990
Air Lease Corp., Class A	1,357,000	52,584
Landstar System, Inc.	591,000	50,619
Watsco, Inc.	350,000	50,113
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	49,556
Waste Connections, Inc.	560,000	49,403
Elementia, SAB de CV2	37,406,135	48,710
Johnson Electric Holdings Ltd.	15,754,875	47,032
Nihon M&A Center Inc.	1,428,500	46,449
BBA Aviation PLC	12,140,000	46,315
Aeroflot - Russian Airlines OJSC[2]	14,593,000	43,563
Graco Inc.	458,000	43,116
TransDigm Group Inc.	190,000	41,830
Univar Inc.[2]	1,296,000	39,735
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,234,000	39,172
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	1,685,000	39,088
Generac Holdings Inc.[2]	1,019,500	38,007
Nabtesco Corp.	1,404,000	37,203
American Airlines Group Inc.	872,000	36,886
Hoshizaki Corp.	459,000	36,116
Rheinmetall AG	411,000	34,476
Stabilus SA, non-registered shares	530,657	34,193
Rockwool International A/S, Class B	188,600	33,454
Boyd Group Income Fund	485,200	30,943
BWX Technologies, Inc.	634,000	30,178
XP Power Ltd.[1]	1,140,000	30,137
WageWorks, Inc.[2]	400,000	28,920
Kornit Digital Ltd.[2]	1,400,000	26,740
Kratos Defense & Security Solutions, Inc.[2]	3,395,000	26,413
Amara Raja Batteries Ltd.[2]	1,879,756	25,765
PARK24 Co., Ltd.	984,000	25,756
Unique Engineering and Construction PCL	51,351,000	25,704
Flughafen Zürich AG	119,000	25,365
LT Group, Inc.	76,014,300	24,270
KEYW Holding Corp.[1,2]	2,536,400	23,944
Kingspan Group PLC	724,000	23,098
AKR Corporindo Tbk PT	47,774,300	22,407
USG Corp.[2]	689,912	21,939
Spirax-Sarco Engineering PLC	351,000	20,973
Carborundum Universal Ltd.	4,365,000	19,528
Takeuchi Mfg. Co., Ltd.	1,014,694	19,122
Gujarat Pipavav Port Ltd.	7,189,000	18,278
Geberit AG	41,000	17,675
Alliance Global Group, Inc.	66,295,000	16,754
Harmonic Drive Systems Inc.	529,100	16,658
Proto Labs, Inc.[2]	319,500	16,326
J. Kumar Infraprojects Ltd.[1]	4,092,000	16,290
PayPoint PLC	1,220,000	15,668
Bossard Holding AG	85,062	15,218
BMC Stock Holdings, Inc.[2]	579,222	13,090
Teleperformance SA	116,247	12,556
Chart Industries, Inc.[2]	350,000	12,229
SMALLCAP World Fund — Page 7 of 16

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Briggs & Stratton Corp.	500,000	$11,225
Talgo SA, non-registered shares[2]	1,910,000	10,591
International Container Terminal Services, Inc.	5,250,000	9,407
COSCO International Holdings Ltd.	18,820,000	8,088
Valmont Industries, Inc.	43,900	6,826
		3,658,949
Financials 10.55%
Kotak Mahindra Bank Ltd.	18,697,040	251,137
Essent Group Ltd.[1,2]	5,042,535	182,388
Validus Holdings, Ltd.	3,033,000	171,031
Financial Engines, Inc.[1]	3,137,000	136,616
MarketAxess Holdings Inc.	660,000	123,743
SVB Financial Group[2]	652,500	121,424
Indiabulls Housing Finance Ltd.	7,725,000	118,697
Webster Financial Corp.	2,315,699	115,878
Bajaj Finance Ltd.	6,087,160	109,782
First Republic Bank	1,141,825	107,115
VZ Holding AG	373,750	102,612
Great Western Bancorp, Inc.	2,235,303	94,799
CenterState Banks, Inc.[1]	3,388,399	87,760
Texas Capital Bancshares, Inc.[2]	1,002,425	83,652
GT Capital Holdings, Inc.	3,485,200	79,533
Capitec Bank Holdings Ltd.	1,291,983	73,320
Chemical Financial Corp.	1,332,450	68,155
Umpqua Holdings Corp.	3,785,500	67,155
PacWest Bancorp	1,238,491	65,962
Radian Group Inc.	3,455,000	62,052
Close Brothers Group PLC	2,730,000	52,606
Third Point Reinsurance Ltd.[2]	4,317,453	52,241
FCB Financial Holdings, Inc., Class A2	1,017,000	50,392
Avanza Bank Holding AB	1,325,768	49,846
First Hawaiian, Inc.	1,641,087	49,101
City Union Bank Ltd.	19,961,217	46,602
Redwood Trust, Inc.	2,562,000	42,555
EFG International AG	6,785,929	42,071
GRUH Finance Ltd.	6,900,000	42,068
Deutsche Pfandbriefbank AG, non-registered shares	3,330,068	41,405
Cathay General Bancorp, Inc.	1,000,000	37,680
MGIC Investment Corp.[2]	3,620,000	36,671
Greenhill & Co., Inc.	1,169,700	34,272
Shriram Transport Finance Co. Ltd.	2,043,456	33,924
Janus Capital Group Inc.	2,543,000	33,568
Trupanion, Inc.[1,2]	2,340,300	33,279
The Bank of N.T. Butterfield & Son Ltd.	1,040,000	33,186
Legg Mason Partners Equity Fund	915,285	33,051
Boston Private Financial Holdings, Inc.	1,978,177	32,442
Mercury General Corp.	500,000	30,495
RenaissanceRe Holdings Ltd.	205,000	29,653
Onex Corp.	400,000	28,710
Inversiones La Construcción SA	2,141,182	28,694
WisdomTree Investments, Inc.	3,050,000	27,694
Moelis & Co., Class A	719,000	27,682
Signature Bank[2]	157,800	23,416
ICRA Ltd.	291,264	18,457
SMALLCAP World Fund — Page 8 of 16

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Eurobank Ergasias SA2	29,592,819	$18,153
Cerved Information Solutions SPA, non-registered shares	1,858,010	17,968
PSG Group Ltd.	975,000	17,950
Numis Corp. PLC	5,663,282	17,490
Acasta Enterprises Inc., Class B2	2,400,000	17,416
Permanent TSB Group Holdings PLC[2]	6,457,000	16,628
Clifton Bancorp Inc.	816,606	13,221
National Bank of Pakistan[2]	18,295,000	13,031
Habib Bank Ltd.	5,000,000	12,859
CYBG PLC[2]	3,506,300	12,195
Bank of Ireland[2]	45,456,798	11,275
Kemper Corp.	139,300	5,558
		3,388,316
Consumer staples 5.08%
Emmi AG1	270,100	184,040
Raia Drogasil SA, ordinary nominative	7,527,574	141,073
Pinnacle Foods Inc.	2,389,050	138,254
Lion Corp.	7,637,000	137,333
COSMOS Pharmaceutical Corp.	502,700	98,165
Ariake Japan Co., Ltd.	1,476,500	92,969
Greencore Group PLC	25,379,037	78,158
Glanbia PLC	3,503,200	67,662
Milbon Co., Ltd.[1]	1,197,000	60,210
CCL Products (India) Ltd.[1]	10,642,173	56,362
Treasury Wine Estates Ltd.	5,236,087	48,924
Refresco Gerber NV	3,169,045	48,277
Sugi Holdings Co., Ltd.	942,000	43,237
Century Pacific Food, Inc.	113,738,000	38,309
Coca-Cola Icecek AS, Class C	3,758,000	36,852
Davide Campari-Milano SpA	3,150,000	36,528
BGFretail Co., Ltd.	336,000	31,548
Kernel Holding SA	1,642,578	29,615
SalMar ASA	1,314,939	28,363
Herbalife Ltd.[2]	435,000	25,291
Emami Ltd.	1,513,000	24,800
Stock Spirits Group PLC[1]	10,336,474	24,218
Puregold Price Club, Inc.	26,449,100	23,036
Philip Morris CR as	32,000	17,143
Hyundai Department Store Co., Ltd.	186,000	16,799
Emperador Inc.	135,870,000	16,356
Del Monte Pacific Ltd.	66,733,314	16,093
Delfi Ltd.	9,182,500	14,441
PriceSmart, Inc.	130,000	11,986
Lenta Ltd. (GDR)[2]	1,222,000	8,310
Lenta Ltd. (GDR)[2,4]	530,900	3,610
Sprouts Farmers Market, Inc.[2]	410,600	9,493
Blue Buffalo Pet Products, Inc.[2]	388,700	8,940
R.E.A. Holdings PLC[1,2]	2,162,000	8,451
PZ Cussons PLC	1,700,000	6,839
Karex Bhd.	1,815,875	886
		1,632,571
SMALLCAP World Fund — Page 9 of 16

unaudited
Common stocks Materials 4.72%	Shares	Value (000)
James Hardie Industries PLC (CDI)	6,855,000	$107,730
Lundin Mining Corp.	18,425,000	103,774
Supreme Industries Ltd.	5,961,479	100,313
Platform Specialty Products Corp.[2]	7,682,510	100,026
Buzzi Unicem SPA	3,682,037	94,272
Ingevity Corp.[2]	1,358,000	82,634
Outokumpu Oy, Class A (Finland)	8,170,000	79,662
Sirius Minerals PLC[1,2]	247,367,560	68,184
HudBay Minerals Inc.	9,480,000	62,304
Scapa Group PLC[1]	12,183,326	53,998
Chr. Hansen Holding A/S	749,000	48,075
PolyOne Corp.	1,323,600	45,122
Stella-Jones Inc.	1,530,000	44,985
Boral Ltd.	9,965,000	44,461
United States Steel Corp.	1,297,470	43,867
CCL Industries Inc., Class B, nonvoting	200,000	43,635
SK Kaken Co.,Ltd.	428,000	41,904
Mayr-Melnhof Karton AG, non-registered shares	292,300	34,036
PI Industries Ltd.	2,590,000	33,430
Huntsman Corp.	1,245,000	30,552
KOLON Industries, Inc.	382,500	24,216
Kenmare Resources PLC[2]	5,424,863	20,407
CPMC Holdings Ltd.	31,700,000	18,682
Croda International PLC	407,448	18,194
Arkema SA	182,500	18,005
Mountain Province Diamonds Inc.[2]	4,964,264	17,732
Huhtamäki Oyj	488,000	17,362
OCI NV2	804,000	15,452
Steel Dynamics, Inc.	443,700	15,423
Symrise AG	227,500	15,130
LANXESS AG	213,040	14,293
Royal Gold, Inc.	180,000	12,609
S H Kelkar and Co. Ltd.[2]	1,920,883	8,769
Greatview Aseptic Packaging Co. Ltd.	16,320,000	8,169
Wacker Chemie AG	73,500	7,570
Kennady Diamonds Inc.[1,2]	2,557,952	7,444
Hummingbird Resources PLC[1,2]	18,920,000	6,104
Nampak Ltd.[2]	3,956,000	5,019
Rusoro Mining Ltd.[2]	21,437,000	2,902
		1,516,446
Energy 4.34%
U.S. Silica Holdings, Inc.	3,387,071	162,546
Centennial Resource Development, Inc., Class A2,4	5,715,000	104,184
Centennial Resource Development, Inc., Class A2,3,4	1,566,954	27,851
Centennial Resource Development, Inc., Class A2	262,782	4,791
Diamondback Energy, Inc.[2]	1,030,950	106,925
Laredo Petroleum, Inc.[2]	6,002,000	87,629
Seven Generations Energy Ltd., Class A2	4,675,000	85,425
Peyto Exploration & Development Corp.	3,409,500	70,121
Whitecap Resources Inc.	8,814,454	68,601
Petronet LNG Ltd.	10,460,000	64,941
Parsley Energy, Inc., Class A2	1,707,200	55,501
Tullow Oil PLC	16,266,182	47,689
SM Energy Co.	1,823,616	43,803
SMALLCAP World Fund — Page 10 of 16

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Aegis Logistics Ltd.	13,099,346	$39,257
Carrizo Oil & Gas, Inc.[2]	1,324,447	37,959
Kosmos Energy Ltd.[2]	5,593,200	37,251
WorleyParsons Ltd.[2]	4,361,974	36,691
Concho Resources Inc.[2]	279,500	35,871
Keyera Corp.	952,400	27,938
Tidewater Midstream and Infrastructure Ltd.[1]	24,334,000	26,899
Tallgrass Energy GP, LP, Class A	899,900	25,881
PDC Energy, Inc.[2]	368,000	22,945
Ophir Energy PLC[2]	20,517,000	22,171
San Leon Energy PLC[1,2]	27,603,000	19,367
Pason Systems Inc.	1,287,000	18,591
Golar LNG Ltd.	628,092	17,543
Independence Contract Drilling, Inc.[1,2]	3,010,000	16,585
Venture Global LNG, Inc., Class C2,3,4,5,6	4,240	13,386
Tourmaline Oil Corp.[2]	410,000	9,141
Lekoil Ltd. (CDI)[1,2]	31,208,400	9,042
Savannah Petroleum PLC[1,2]	17,844,000	8,607
Providence Resources PLC[1,2]	35,235,000	7,946
Gulf Keystone Petroleum Ltd.[2]	4,870,000	7,078
Gulf Keystone Petroleum Ltd.[2,4]	157,150	228
Amerisur Resources PLC[2]	25,204,200	6,631
Core Laboratories NV	40,000	4,621
Africa Oil Corp. (SEK denominated)[2]	2,683,000	4,497
BNK Petroleum Inc.[1,2]	12,804,914	2,022
Denbury Resources Inc.[2]	669,000	1,726
Rockhopper Exploration PLC[2]	4,362,881	1,148
African Petroleum Corp. Ltd.[2]	1,445,890	950
		1,391,979
Real estate 1.52%
MGM Growth Properties LLC REIT, Class A1	3,778,487	102,208
WHA Corp. PCL[1,2]	1,096,328,900	100,181
OUTFRONT Media Inc. REIT	2,252,806	59,812
Purplebricks Group PLC[1,2]	13,743,065	48,901
Taubman Centers, Inc. REIT	585,000	38,622
Inmobiliaria Colonial, SA	4,970,000	37,130
Land and Houses PCL, nonvoting depository receipt	69,790,200	19,802
Land and Houses PCL, foreign registered	43,079,800	12,224
Gaming and Leisure Properties, Inc. REIT	800,000	26,736
Fibra Uno Administración, SA de CV REIT	8,860,744	15,182
Mahindra Lifespace Developers Ltd.[1]	2,157,380	12,874
Soundwill Holdings Ltd.	3,413,500	7,458
K. Wah International Holdings Ltd.	8,290,720	5,505
Golden Wheel Tiandi Holdings Co. Ltd.	26,104,000	2,150
		488,785
Utilities 0.86%
ENN Energy Holdings Ltd.	12,061,000	67,898
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	20,085,000	60,445
Banpu Power PCL, foreign registered[2]	68,007,700	49,478
CT Environmental Group Ltd.	221,872,000	47,106
Northland Power Inc.	1,100,000	20,315
Energy World Corp. Ltd.[2]	50,606,000	13,919
Huadian Fuxin Energy Corp. Ltd., Class H	30,936,000	6,926
SMALLCAP World Fund — Page 11 of 16

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Ratchaburi Electricity Generating Holding PCL, foreign registered	3,850,000	$5,630
Mytrah Energy Ltd.[1,2]	10,418,000	3,133
Greenko Group PLC[1,2,3,5]	9,748,155	—
		274,850
Telecommunication services 0.77%
Iridium Communications Inc.[1,2]	7,074,000	68,264
Indosat Tbk PT2	118,388,700	62,191
HKBN Ltd.	36,225,500	40,460
Cogent Communications Holdings, Inc.	565,000	24,323
Reliance Communications Ltd.[2]	40,480,854	23,876
Zegona Communications PLC[1]	12,305,654	20,968
Hutchison Telecommunications Hong Kong Holdings Ltd.	28,662,000	8,520
		248,602
Miscellaneous 4.90%
Other common stocks in initial period of acquisition		1,572,441
Total common stocks (cost: $20,304,810,000)		28,913,750
Preferred securities 0.00% Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%[1]	96,000	119
Total preferred securities (cost: $185,000)		119
Rights & warrants 0.02% Information technology 0.01%
CardConnect Corp., warrants, expire 2021[1,2]	415,000	1,311
Foursquare Labs, Inc., warrants, expire 2033[2,3,5,6]	1,163,990	1,310
		2,621
Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[1,2]	6,909,830	1,498
Mahindra & Mahindra Ltd., rights, expire 2017[1,2,3]	539,345	793
		2,291
Consumer discretionary 0.00%
Central European Media Enterprises Ltd., warrants, expire 2018[2,3]	751,800	1,590
Total rights & warrants (cost: $2,491,000)		6,502
Convertible stocks 0.30% Information technology 0.14%
DocuSign, Inc., Series E, convertible preferred[3,5,6]	1,236,304	23,873
DocuSign, Inc., Series B, convertible preferred[3,5,6]	66,593	1,286
DocuSign, Inc., Series D, convertible preferred[3,5,6]	47,810	923
DocuSign, Inc., Series B1, convertible preferred[3,5,6]	19,947	385
Domo, Inc., Series D-2, convertible preferred[3,5,6]	2,965,036	12,779
Foursquare Labs, Inc., Series D, convertible preferred[3,5,6]	1,551,988	6,225
		45,471
SMALLCAP World Fund — Page 12 of 16

unaudited
Convertible stocks Health care 0.14%	Shares	Value (000)
Proteus Digital Health, Inc., Series G, convertible preferred[3,5,6]	3,044,139	$43,288
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred[1,4]	60,000	6,525
Total convertible stocks (cost: $108,412,000)		95,284
Bonds, notes & other debt instruments 0.18% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)
U.S. Treasury 0.75% 2017[7]	$30,000	29,941
Total U.S. Treasury bonds & notes		29,941
Corporate bonds & notes 0.09% Consumer discretionary 0.07%
Caesars Entertainment Operating Co. 10.00% 2018	28,280	22,041
Energy 0.02%
Denbury Resources Inc. 9.00% 2021[4]	4,646	4,925
Total corporate bonds & notes		26,966
Total bonds, notes & other debt instruments (cost: $54,267,000)		56,907
Short-term securities 9.33%
American Honda Finance Corp. 0.90%–0.95% due 4/21/2017–6/19/2017	110,900	110,767
Apple Inc. 0.75% due 5/16/2017[4]	50,000	49,954
Bank of Montreal 1.07%–1.08% due 4/10/2017–4/18/2017	150,000	149,952
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.88% due 4/7/2017	8,100	8,099
BASF SE 0.85% due 4/24/2017[4]	7,000	6,996
BMW U.S. Capital LLC 0.73%–0.84% due 4/10/2017–6/12/2017[4]	114,000	113,871
BNP Paribas, New York Branch 0.93% due 4/7/2017	70,000	69,987
Caisse d’Amortissement de la Dette Sociale 0.85% due 4/6/2017[4]	50,000	49,994
Canadian Imperial Bank of Commerce 0.95% due 4/24/2017[4]	75,000	74,955
Chariot Funding, LLC 0.73% due 4/10/2017[4]	50,000	49,988
CPPIB Capital Inc. 0.85% due 4/24/2017–5/9/2017[4]	76,500	76,438
Export Development Canada 0.75% due 4/18/2017	50,000	49,981
Federal Home Loan Bank 0.52%–0.80% due 4/7/2017–7/26/2017	735,400	734,731
Gotham Funding Corp. 0.82%–0.83% due 4/5/2017–4/13/2017[4]	95,000	94,979
Hydro-Québec 0.85%–0.88% due 5/4/2017–6/1/2017[4]	125,000	124,841
Kells Funding, LLC 1.00% due 5/25/2017[4]	50,000	49,925
Liberty Street Funding Corp. 1.00%–1.14% due 5/9/2017–6/26/2017[4]	100,000	99,812
Mizuho Bank, Ltd. 1.05%–1.11% due 6/2/2017–6/12/2017[4]	150,000	149,737
Nestlé Capital Corp. 0.80% due 4/12/2017[4]	50,000	49,988
Nestlé Finance International Ltd. 0.84% due 4/18/2017	30,000	29,989
Nordea Bank AB 0.89% due 5/2/2017[4]	60,000	59,952
Novartis Finance Corp. 0.85% due 5/1/2017[4]	50,000	49,963
Old Line Funding, LLC 1.12% due 6/20/2017[4]	20,000	19,950
Province of Ontario 0.81% due 5/8/2017	50,000	49,954
Siemens Capital Co. LLC 1.00% due 6/22/2017[4]	30,000	29,934
Société Générale 0.83% due 4/17/2017[4]	47,800	47,780
Sumitomo Mitsui Banking Corp. 0.88%–1.02% due 4/18/2017–5/9/2017[4]	70,000	69,957
SMALLCAP World Fund — Page 13 of 16

unaudited
Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.92%–0.99% due 5/16/2017–6/5/2017[4]	$60,000	$59,917
Toronto-Dominion Holdings USA Inc. 0.75%–1.03% due 4/3/2017–4/18/2017[4]	96,100	96,076
Toyota Credit Canada Inc. 0.98% due 4/13/2017	50,000	49,985
Toyota Motor Credit Corp. 0.95% due 4/17/2017	50,000	49,980
U.S. Treasury Bills 0.71% due 6/1/2017	50,000	49,941
USAA Capital Corp. 0.72% due 4/6/2017	50,000	49,993
Victory Receivables Corp. 0.80%–1.00% due 4/3/2017–4/19/2017[4]	120,000	119,965
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	30,000	30,014
Westpac Banking Corp. 1.16% due 8/1/2017[4]	20,000	19,920
Total short-term securities (cost: $2,998,316,000)		2,998,265
Total investment securities 99.87% (cost: $23,468,481,000)		32,070,827
Other assets less liabilities 0.13%		42,325
Net assets 100.00%		$32,113,152
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
SMALLCAP World Fund — Page 14 of 16

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD25,578	CAD34,000	UBS AG	4/5/2017	$10
USD14,368	EUR13,568	Barclays Bank PLC	4/7/2017	(110)
USD14,863	JPY1,700,000	HSBC Bank	4/11/2017	(413)
USD42,946	GBP34,459	Citibank	4/20/2017	(248)
USD11,673	EUR11,023	HSBC Bank	4/21/2017	(97)
USD51,391	GBP42,055	Citibank	4/21/2017	(1,325)
USD47,879	JPY5,303,225	JPMorgan Chase	4/24/2017	198
USD56,204	EUR52,620	Citibank	4/26/2017	3
USD13,183	GBP10,590	Barclays Bank PLC	4/27/2017	(94)
USD40,345	AUD53,150	HSBC Bank	4/27/2017	(242)
USD39,561	GBP32,000	JPMorgan Chase	4/28/2017	(558)
USD10,154	EUR9,634	JPMorgan Chase	5/8/2017	(141)
USD6,035	JPY669,165	UBS AG	5/10/2017	14
USD30,491	GBP24,400	Bank of America, N.A.	5/10/2017	(109)
USD48,149	GBP38,626	UBS AG	5/10/2017	(291)
USD8,542	GBP7,000	HSBC Bank	5/11/2017	(237)
				$(3,640)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $168,022,000, which represented .52% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,740,178,000, which represented 5.42% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,309,000, which represented .01% of the net assets of the fund.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$ 40,000	$ 43,288.13
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	23,873.07
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,286.01
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	923.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	385.00
Acerta Pharma BV	5/7/2015	11,250	19,756.06
Venture Global LNG, Inc., Class C	5/1/2015	12,720	13,386.04
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	12,779.04
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	1,310.01
Total private placement securities		$ 126,971	$ 123,211.38%

SMALLCAP World Fund — Page 15 of 16

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
JPY = Japanese yen
USD/$ = U.S. dollars
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0517O-S54114	SMALLCAP World Fund — Page 16 of 16

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 31, 2017